UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-10325

VANECK VECTORS ETF TRUST

(Exact name of registrant as specified in charter)

666 Third Avenue, New York, NY 10017

(Address of principal executive offices) (Zip code)

Van Eck Associates Corporation

666 Third Avenue, New York, NY 10017

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 293-2000

Date of fiscal year end: SEPTEMBER 30

Date of reporting period: MARCH 31, 2020

ITEM 1. REPORT TO SHAREHOLDERS

SEMI-ANNUAL REPORT March 31, 2020 (unaudited)

VANECK VECTORS®

Biotech ETF	BBH

Environmental Services ETF	EVX®

Gaming ETF	BJK®

Pharmaceutical ETF	PPH®

Retail ETF	RTH®

Semiconductor ETF	SMH®

Video Gaming and eSports ETF	ESPO®

800.826.2333	vaneck.com

Certain information contained in this report represents the opinion of the investment adviser which may change at any time. This information is not intended to be a forecast of future events, a guarantee of future results or investment advice. Current market conditions may not continue. Also, unless otherwise specifically noted, any discussion of the Funds’ holdings, the Funds’ performance, and the views of the investment adviser are as of March 31, 2020.

VANECK VECTORS ETFs

PRESIDENT’S LETTER

March 31, 2020 (unaudited)

Dear Fellow Shareholders:

The story for 2019 was simple and familiar—slower economic growth was combated by expansive monetary policy. China continued its “drip stimulus” policies after its hard credit squeeze of 2018, resulting in satisfactory growth as we track monthly in our China blog.1

But that seems a long time ago now that COVID-19 virus has triggered a global recession in 2020. In early March, we entered a period of “heightened uncertainty” that I expected would last to mid-April. (I say “heightened” because there is always uncertainty in the world.) Now, investors are awaiting: (a) for the virus’ effects to abate, hopefully, and (b) for the pace of economic recovery to be established. A possible scenario is one that echoes the global financial crisis: a slow pace of economic recovery (uneven industry sector recovery), slow employment growth, but quicker financial market recovery.

To get our quarterly investment outlooks, please subscribe to “Investment Outlook” on vaneck.com. Should you have any questions regarding fund performance, please contact us at 800.826.2333 or visit our website.

We sincerely thank you for investing in VanEck’s investment strategies. On the following pages, you will find financial statements for each of the funds for the six month period ended March 31, 2020. As always, we value your continued confidence in us and look forward to helping you meet your investment goals in the future.

Jan F. van Eck
CEO and President
VanEck Vectors ETF Trust

April 17, 2020

Investing involves substantial risk and high volatility, including possible loss of principal. An investor should consider the investment objective, risks, charges and expenses of the Funds carefully before investing. To obtain a prospectus and summary prospectus, which contain this and other information, call 800.826.2333 or visit vaneck.com. Please read the prospectus and summary prospectus carefully before investing.

[1]	VanEck: China’s Economic Growth, https://www.vaneck.com/blogs/investment-outlook/china-economic-growth
1

VANECK VECTORS ETF TRUST

EXPLANATION OF EXPENSES

(unaudited)

Hypothetical $1,000 investment at beginning of period

As a shareholder of a Fund, you incur operating expenses, including management fees and other Fund expenses. This disclosure is intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The disclosure is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, October 1, 2019 to March 31, 2020.

Actual Expenses

The first line in the table below provides information about account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value October 1, 2019	Ending Account Value March 31, 2020	Annualized Expense Ratio During Period	Expenses Paid During the Period* October 1, 2019 – March 31, 2020
Biotech ETF
Actual	$1,000.00	$1,087.20	0.35%	$1.83
Hypothetical**	$1,000.00	$1,023.25	0.35%	$1.77
Environmental Services ETF
Actual	$1,000.00	$744.10	0.55%	$2.40
Hypothetical**	$1,000.00	$1,022.25	0.55%	$2.78
Gaming ETF
Actual	$1,000.00	$726.70	0.65%	$2.81
Hypothetical**	$1,000.00	$1,021.75	0.65%	$3.29
Pharmaceutical ETF
Actual	$1,000.00	$964.00	0.35%	$1.72
Hypothetical**	$1,000.00	$1,023.25	0.35%	$1.77
Retail ETF
Actual	$1,000.00	$929.60	0.35%	$1.69
Hypothetical**	$1,000.00	$1,023.25	0.35%	$1.77
Semiconductor ETF
Actual	$1,000.00	$997.60	0.35%	$1.75
Hypothetical**	$1,000.00	$1,023.25	0.35%	$1.77
Video Gaming and eSports ETF
Actual	$1,000.00	$1,146.40	0.55%	$2.95
Hypothetical**	$1,000.00	$1,022.25	0.55%	$2.78
*	Expenses are equal to the Fund’s annualized expense ratio (for the six months ended March 31, 2020) multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year divided by the number of days in the fiscal year (to reflect the one-half year period).
**	Assumes annual return of 5% before expenses
2

VANECK VECTORS BIOTECH ETF

SCHEDULE OF INVESTMENTS

March 31, 2020 (unaudited)

Number of Shares		Value

COMMON STOCKS: 100.2%
China / Hong Kong: 1.5%
39,404	BeiGene Ltd. (ADR) *	$4,851,026
Netherlands: 3.3%
257,111	QIAGEN NV (USD) * †	10,695,818
Spain: 2.3%
359,607	Grifols SA (ADR) †	7,242,485
United States: 93.1%
168,224	Alexion Pharmaceuticals, Inc. *	15,104,833
122,747	Allergan Plc	21,738,494
87,004	Alnylam Pharmaceuticals, Inc. * †	9,470,385
199,581	Amgen, Inc.	40,461,056
57,390	Biogen, Inc. *	18,157,048
162,165	BioMarin Pharmaceutical, Inc. *	13,702,943
24,926	Bluebird Bio, Inc. * †	1,145,599
60,537	Charles River Laboratories International, Inc. *	7,640,375
185,243	Exact Sciences Corp. * †	10,744,094
411,149	Gilead Sciences, Inc.	30,737,499
90,443	Guardant Health, Inc. * †	6,294,833
63,647	Illumina, Inc. *	17,383,269
190,975	Incyte Corp. *	13,985,099
81,766	Ionis Pharmaceuticals, Inc. *	3,865,896
112,359	IQVIA Holdings, Inc. *	12,119,042
450,114	Moderna, Inc. * †	13,480,914
72,749	Neurocrine Biosciences, Inc. *	6,296,426
33,695	Regeneron Pharmaceuticals, Inc. *	16,452,932
76,934	Sarepta Therapeutics, Inc. * †	7,525,684
79,872	Seattle Genetics, Inc. *	9,215,631
50,192	United Therapeutics Corp. *	4,759,456
71,062	Vertex Pharmaceuticals, Inc. *	16,909,203
		297,190,711
Total Common Stocks (Cost: $353,501,472)		319,980,040
Number of Shares		Value

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 1.9% (Cost: $5,861,761)
Money Market Fund: 1.9%
5,861,761	State Street Navigator Securities Lending Government Money Market Portfolio	$5,861,761
Total Investments: 102.1% (Cost: $359,363,233)		325,841,801
Liabilities in excess of other assets: (2.1)%		(6,548,999)
NET ASSETS: 100.0%		$319,292,802

Definitions:

ADR	American Depositary Receipt
USD	United States Dollar

Footnotes:

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $39,535,676.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Biotechnology	76.3%	$244,108,209
Health Care Services	2.0	6,294,833
Life Sciences Tools & Services	14.9	47,838,504
Pharmaceuticals	6.8	21,738,494
	100.0%	$319,980,040

See Notes to Financial Statements

3

VANECK VECTORS BIOTECH ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

The summary of inputs used to value the Fund’s investments as of March 31, 2020 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks*	$319,980,040	$—	$—	$319,980,040
Money Market Fund	5,861,761	—	—	5,861,761
Total	$325,841,801	$—	$—	$325,841,801

*	See Schedule of Investments for geographic sector breakouts.

See Notes to Financial Statements

4

VANECK VECTORS ENVIRONMENTAL SERVICES ETF

SCHEDULE OF INVESTMENTS

March 31, 2020 (unaudited)

Number of Shares		Value

COMMON STOCKS: 104.4%
United States: 104.4%
40,214	ABM Industries, Inc.	$979,613
35,398	Advanced Disposal Services, Inc. *	1,161,054
104,219	Advanced Emissions Solutions, Inc. †	684,719
39,401	Cantel Medical Corp. †	1,414,496
25,450	Casella Waste Systems, Inc. *	994,077
31,699	Clean Harbors, Inc. *	1,627,427
112,837	Covanta Holding Corp.	964,756
70,855	Darling International, Inc. *	1,358,290
27,838	Donaldson Co., Inc.	1,075,382
77,038	Energy Recovery, Inc. * †	573,163
102,273	Evoqua Water Technologies Corp. *	1,146,480
41,454	Heritage-Crystal Clean, Inc. *	673,213
34,058	Republic Services, Inc.	2,556,394
44,678	Schnitzer Steel Industries, Inc.	582,601
20,091	Stericycle, Inc. * †	976,021
21,051	STERIS Plc	2,946,508
17,092	Tennant Co.	990,481
168,380	Tenneco, Inc. †	606,168
14,376	Tetra Tech, Inc.	1,015,233
38,938	US Ecology, Inc.	1,183,715
30,645	Waste Connections, Inc.	2,374,988
25,226	Waste Management, Inc.	2,334,919
Total Common Stocks (Cost: $33,468,429)		28,219,698
Number of Shares		Value

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 2.6% (Cost: $709,976)
Money Market Fund: 2.6%
709,976	State Street Navigator Securities Lending Government Money Market Portfolio	$709,976
Total Investments: 107.0% (Cost: $34,178,405)		28,929,674
Liabilities in excess of other assets: (7.0)%		(1,897,729)
NET ASSETS: 100.0%		$27,031,945

Footnotes:

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $2,128,304.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Consumer Discretionary	2.1%	$606,168
Consumer Staples	4.8	1,358,290
Health Care	15.5	4,361,004
Industrials	73.1	20,626,916
Materials	4.5	1,267,320
	100.0%	$28,219,698

The summary of inputs used to value the Fund’s investments as of March 31, 2020 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks*	$28,219,698	$—	$—	$28,219,698
Money Market Fund	709,976	—	—	709,976
Total	$28,929,674	$—	$—	$28,929,674

*	See Schedule of Investments for geographic sector breakouts.

See Notes to Financial Statements

5

VANECK VECTORS GAMING ETF

SCHEDULE OF INVESTMENTS

March 31, 2020 (unaudited)

Number of Shares		Value

COMMON STOCKS: 100.1%
Australia: 10.4%
101,446	Aristocrat Leisure Ltd. † #	$1,307,982
54,424	Crown Resorts Ltd. #	251,315
123,731	Star Entertainment Group Ltd. #	163,545
365,140	TABCORP Holdings Ltd. #	562,288
		2,285,130
Cambodia: 1.7%
364,000	Nagacorp Ltd. #	368,563
Canada: 3.6%
5,413	Great Canadian Gaming Corp. * †	94,999
33,850	Stars Group, Inc. (USD) * †	691,217
		786,216
China / Hong Kong: 22.3%
336,240	Galaxy Entertainment Group Ltd. #	1,771,338
88,000	Melco International Development Ltd. #	126,167
48,249	Melco Resorts & Entertainment Ltd. (ADR)	598,288
182,100	MGM China Holdings Ltd. #	184,150
413,200	Sands China Ltd. #	1,503,618
457,000	SJM Holdings Ltd. #	381,427
225,600	Wynn Macau Ltd. #	338,415
		4,903,403
Greece: 1.5%
43,621	OPAP SA #	326,969
Ireland: 5.4%
13,276	Flutter Entertainment Plc † #	1,188,100
Japan: 4.5%
13,500	Heiwa Corp. † #	251,146
9,679	Sankyo Co. Ltd. #	279,579
37,100	Sega Sammy Holdings, Inc. #	448,314
		979,039
Malaysia: 3.2%
476,700	Genting Bhd #	412,317
626,198	Genting Malaysia Bhd #	290,440
		702,757
Malta: 0.6%
37,991	Kindred Group Plc (SDR)	138,977
New Zealand: 0.4%
78,259	SkyCity Entertainment Group Ltd. #	85,929
Number of Shares		Value

Singapore: 2.7%
1,231,700	Genting Singapore Ltd. #	$596,030
South Korea: 2.0%
19,983	Kangwon Land, Inc. #	322,023
11,063	Paradise Co. Ltd. #	116,129
		438,152
Sweden: 3.0%
19,724	Evolution Gaming Group AB Reg S 144A #	667,717
United Kingdom: 3.9%
94,936	GVC Holdings Plc #	656,458
45,856	Playtech Ltd. #	95,023
132,922	William Hill Plc #	110,001
		861,482
United States: 34.9%
11,154	Boyd Gaming Corp.	160,841
81,509	Caesars Entertainment Corp. * †	551,001
5,499	Churchill Downs, Inc.	566,122
5,409	Eldorado Resorts, Inc. *	77,890
30,369	Gaming and Leisure Properties, Inc.	841,525
21,760	International Game Technology Plc †	129,472
45,000	Las Vegas Sands Corp.	1,911,150
21,679	MGM Growth Properties LLC	513,142
70,597	MGM Resorts International	833,044
13,709	Penn National Gaming, Inc. * †	173,419
65,128	VICI Properties, Inc. †	1,083,730
13,544	Wynn Resorts Ltd.	815,213
		7,656,549
Total Common Stocks (Cost: $32,622,166)		21,985,013
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 0.5% (Cost: $122,572)
Money Market Fund: 0.5%
122,572	State Street Navigator Securities Lending Government Money Market Portfolio	122,572
Total Investments: 100.6% (Cost: $32,744,738)		22,107,585
Liabilities in excess of other assets: (0.6)%		(136,890)
NET ASSETS: 100.0%		$21,970,695

Definitions:

ADR	American Depositary Receipt
SDR	Swedish Depositary Receipt
USD	United States Dollar

Footnotes:

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $3,522,691.
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $12,804,983 which represents 58.3% of net assets.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $667,717, or 3.0% of net assets.

See Notes to Financial Statements

6

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Consumer Discretionary	88.9%	$19,546,616
Real Estate	11.1	2,438,397
	100.0%	$21,985,013

The summary of inputs used to value the Fund’s investments as of March 31, 2020 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Australia	$—	$2,285,130	$—	$2,285,130
Cambodia	—	368,563	—	368,563
Canada	786,216	—	—	786,216
China / Hong Kong	598,288	4,305,115	—	4,903,403
Greece	—	326,969	—	326,969
Ireland	—	1,188,100	—	1,188,100
Japan	—	979,039	—	979,039
Malaysia	—	702,757	—	702,757
Malta	138,977	—	—	138,977
New Zealand	—	85,929	—	85,929
Singapore	—	596,030	—	596,030
South Korea	—	438,152	—	438,152
Sweden	—	667,717	—	667,717
United Kingdom	—	861,482	—	861,482
United States	7,656,549	—	—	7,656,549
Money Market Fund	122,572	—	—	122,572
Total	$9,302,602	$12,804,983	$—	$22,107,585

See Notes to Financial Statements

7

VANECK VECTORS PHARMACEUTICAL ETF

SCHEDULE OF INVESTMENTS

March 31, 2020 (unaudited)

Number of Shares		Value

COMMON STOCKS: 99.7%
Denmark: 5.4%
160,671	Novo Nordisk A/S (ADR)	$9,672,394
France: 4.6%
186,896	Sanofi SA (ADR)	8,171,093
Ireland: 6.5%
380,318	Amarin Corp. Plc (ADR) * †	1,521,272
52,386	Jazz Pharmaceuticals Plc (USD) *	5,224,980
100,984	Perrigo Co. Plc (USD)	4,856,320
		11,602,572
Israel: 4.6%
929,094	Teva Pharmaceutical Industries Ltd. (ADR) *	8,343,264
Japan: 4.1%
488,111	Takeda Pharmaceutical Co. Ltd. (ADR)	7,409,525
Switzerland: 5.2%
113,237	Novartis AG (ADR)	9,336,391
United Kingdom: 11.6%
208,642	AstraZeneca Plc (ADR)	9,317,952
233,288	GlaxoSmithKline Plc (ADR) †	8,839,282
29,220	GW Pharmaceuticals Plc (ADR) * †	2,558,795
		20,716,029
Number of Shares		Value

United States: 57.7%
109,620	AbbVie, Inc.	$8,351,948
98,531	AmerisourceBergen Corp.	8,719,993
341,830	Bausch Health Cos, Inc. *	5,298,365
164,593	Bristol-Myers Squibb Co.	9,174,414
100,058	Catalent, Inc. *	5,198,013
281,340	Elanco Animal Health, Inc. *	6,299,203
66,427	Eli Lilly & Co.	9,214,753
70,570	Johnson & Johnson	9,253,844
61,930	McKesson Corp.	8,376,652
117,366	Merck & Co., Inc.	9,030,140
432,326	Mylan NV *	6,445,981
63,048	Patterson Companies, Inc. †	964,004
289,127	Pfizer, Inc.	9,437,105
64,259	Zoetis, Inc.	7,562,642
		103,327,057
Total Common Stocks (Cost: $239,061,726)		178,578,325
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 1.5% (Cost: $2,698,352)
Money Market Fund: 1.5%
2,698,352	State Street Navigator Securities Lending Government Money Market Portfolio	2,698,352
Total Investments: 101.2% (Cost: $241,760,078)		181,276,677
Liabilities in excess of other assets: (1.2)%		(2,236,573)
NET ASSETS: 100.0%		$179,040,104

Definitions:

ADR	American Depositary Receipt
USD	United States Dollar

Footnotes:

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $13,187,047.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Biotechnology	5.5%	$9,873,220
Health Care Distributors	10.1	18,060,649
Pharmaceuticals	84.4	150,644,456
	100.0%	$178,578,325

The summary of inputs used to value the Fund’s investments as of March 31, 2020 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks*	$178,578,325	$—	$—	$178,578,325
Money Market Fund	2,698,352	—	—	2,698,352
Total	$181,276,677	$—	$—	$181,276,677

*	See Schedule of Investments for geographic sector breakouts.

See Notes to Financial Statements

8

VANECK VECTORS RETAIL ETF

SCHEDULE OF INVESTMENTS

March 31, 2020 (unaudited)

Number of Shares		Value

COMMON STOCKS: 100.0%
China / Hong Kong: 4.2%
83,688	JD.com, Inc. (ADR) *	$3,389,364
United States: 95.8%
9,464	Amazon.com, Inc. *	18,452,150
13,910	AmerisourceBergen Corp.	1,231,035
2,126	AutoZone, Inc. *	1,798,596
19,325	Best Buy Co., Inc.	1,101,525
23,172	Cardinal Health, Inc.	1,110,866
14,484	Costco Wholesale Corp.	4,129,823
70,270	CVS Caremark Corp.	4,169,119
21,730	Dollar General Corp.	3,281,447
15,710	Dollar Tree, Inc. *	1,154,214
12,436	Kohl’s Corp.	181,441
19,664	L Brands, Inc. †	227,316
39,106	Lowe’s Cos, Inc.	3,365,071
23,443	Macy’s, Inc. †	115,105
17,408	McKesson Corp.	2,354,606
7,012	O’Reilly Automotive, Inc. *	2,110,963
30,628	Ross Stores, Inc.	2,663,717
47,619	Sysco Corp.	2,172,855
36,725	Target Corp.	3,414,323
29,648	The Gap, Inc. †	208,722
42,947	The Home Depot, Inc.	8,018,634
74,970	The Kroger Co.	2,258,097
69,726	TJX Cos, Inc.	3,333,600
68,255	Walgreens Boots Alliance, Inc.	3,122,666
70,699	Walmart, Inc.	8,032,821
		78,008,712
Total Common Stocks (Cost: $93,158,976)		81,398,076
Number of Shares		Value

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 0.2% (Cost: $173,209)
Money Market Fund: 0.2%
173,209	State Street Navigator Securities Lending Government Money Market Portfolio	$173,209
Total Investments: 100.2% (Cost: $93,332,185)		81,571,285
Liabilities in excess of other assets: (0.2)%		(196,190)
NET ASSETS: 100.0%		$81,375,095

Definitions:

ADR	American Depositary Receipt

Footnotes:

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $417,954.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Consumer Discretionary	64.9%	$52,816,188
Consumer Staples	24.2	19,716,262
Health Care	10.9	8,865,626
	100.0%	$81,398,076

The summary of inputs used to value the Fund’s investments as of March 31, 2020 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks*	$81,398,076	$—	$—	$81,398,076
Money Market Fund	173,209	—	—	173,209
Total	$81,571,285	$—	$—	$81,571,285

*	See Schedule of Investments for geographic sector breakouts.

See Notes to Financial Statements

9

VANECK VECTORS SEMICONDUCTOR ETF

SCHEDULE OF INVESTMENTS

March 31, 2020 (unaudited)

Number of Shares		Value

COMMON STOCKS: 99.9%
Netherlands: 9.0%
341,675	ASML Holding NV (USD)	$89,395,847
795,405	NXP Semiconductor NV (USD)	65,962,937
		155,358,784
Switzerland: 2.5%
2,065,981	STMicroelectronics NV (USD) †	44,150,014
Taiwan: 12.4%
4,496,360	Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	214,881,044
United States: 76.0%
1,777,368	Advanced Micro Devices, Inc. *	80,834,697
860,363	Analog Devices, Inc.	77,131,543
1,547,453	Applied Materials, Inc.	70,904,296
366,917	Broadcom, Inc.	86,996,021
715,922	Cadence Design Systems, Inc. *	47,279,489
3,527,282	Intel Corp.	190,896,502
383,683	KLA-Tencor Corp.	55,150,594
293,623	Lam Research Corp.	70,469,520
1,182,796	Marvell Technology Group Ltd.	26,766,673
659,283	Maxim Integrated Products, Inc.	32,047,747
534,498	Microchip Technology, Inc. †	36,238,964
1,857,871	Micron Technology, Inc. *	78,142,054
504,734	NVIDIA Corp.	133,047,882
976,412	ON Semiconductor Corp. *	12,146,565
266,471	Qorvo, Inc. *	21,485,557
1,209,484	Qualcomm, Inc.	81,821,593
465,415	Skyworks Solutions, Inc.	41,598,793
408,176	Teradyne, Inc.	22,110,894
847,423	Texas Instruments, Inc.	84,682,980
118,874	Universal Display Corp.	15,665,216
689,575	Xilinx, Inc.	53,745,476
		1,319,163,056
Total Common Stocks (Cost: $2,086,147,511)		1,733,552,898

Number of Shares		Value

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 1.7% (Cost: $29,169,812)
Money Market Fund: 1.7%
29,169,812	State Street Navigator Securities Lending Government Money Market Portfolio	$29,169,812
Total Investments: 101.6% (Cost: $2,115,317,323)		1,762,722,710
Liabilities in excess of other assets: (1.6)%		(27,224,869)
NET ASSETS: 100.0%		$1,735,497,841

Definitions:

ADR	American Depositary Receipt
USD	United States Dollar

Footnotes:

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $59,635,815.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Application Software	2.7%	$47,279,489
Semiconductor Equipment	17.8	308,031,151
Semiconductors	79.5	1,378,242,258
	100.0%	$1,733,552,898

See Notes to Financial Statements

10

The summary of inputs used to value the Fund’s investments as of March 31, 2020 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks*	$1,733,552,898	$—	$—	$1,733,552,898
Money Market Fund	29,169,812	—	—	29,169,812
Total	$1,762,722,710	$—	$—	$1,762,722,710

*	See Schedule of Investments for geographic sector breakouts.

See Notes to Financial Statements

11

VANECK VECTORS VIDEO GAMING AND ESPORTS ETF

SCHEDULE OF INVESTMENTS

March 31, 2020 (unaudited)

Number of Shares		Value

COMMON STOCKS: 99.9%
China / Hong Kong: 17.2%
138,644	Bilibili, Inc. (ADR) * †	$3,247,042
657,000	Kingsoft Corp. Ltd. * #	2,112,381
18,775	NetEase, Inc. (ADR)	6,026,024
199,800	Tencent Holdings Ltd. #	9,877,990
		21,263,437
France: 4.3%
73,851	Ubisoft Entertainment SA * #	5,370,194
Japan: 23.1%
104,400	Bandai Namco Holdings, Inc. † #	5,043,566
83,000	Capcom Co. Ltd. #	2,592,091
90,500	Dena Co. Ltd. † #	987,336
89,600	Konami Holdings Corp. † #	2,737,320
353,700	Nexon Co. Ltd. #	5,756,733
21,300	Nintendo Co. Ltd. #	8,245,345
70,600	Square Enix Holdings Co. Ltd. #	3,141,539
		28,503,930
Poland: 4.5%
80,722	CD Project SA #	5,536,747
Singapore: 4.1%
114,035	Sea Ltd. (ADR) * †	5,052,891
South Korea: 7.1%
9,811	NCSoft Corp. #	5,236,173
30,862	Netmarble Corp. Reg S 144A * † #	2,351,070
8,127	Pearl Abyss Corp. * #	1,185,562
		8,772,805
Number of Shares		Value

Sweden: 1.3%
164,069	Embracer Group AB * #	$1,608,224
Taiwan: 2.3%
954,000	Micro-Star International Co. Ltd. #	2,788,344
United States: 36.0%
133,316	Activision Blizzard, Inc.	7,929,636
186,393	Advanced Micro Devices, Inc. *	8,477,154
66,146	Electronic Arts, Inc. *	6,625,845
39,499	NVIDIA Corp.	10,411,936
45,996	Take-Two Interactive Software, Inc. *	5,455,585
818,520	Zynga, Inc. *	5,606,862
		44,507,018
Total Common Stocks (Cost: $113,181,017)		123,403,590
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 8.1% (Cost: $10,036,902)
Money Market Fund: 8.1%
10,036,902	State Street Navigator Securities Lending Government Money Market Portfolio	10,036,902
Total Investments: 108.0% (Cost: $123,217,919)		133,440,492
Liabilities in excess of other assets: (8.0)%		(9,928,399)
NET ASSETS: 100.0%		$123,512,093

Definitions:

ADR	American Depositary Receipt

Footnotes:

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $13,309,582.
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $64,570,615 which represents 52.3% of net assets.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $2,351,070, or 1.9% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Communication Services	76.6%	$94,570,209
Consumer Discretionary	4.1	5,043,566
Information Technology	19.3	23,789,815
	100.0%	$123,403,590

See Notes to Financial Statements

12

The summary of inputs used to value the Fund’s investments as of March 31, 2020 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
China / Hong Kong	$9,273,066	$11,990,371	$—	$21,263,437
France	—	5,370,194	—	5,370,194
Japan	—	28,503,930	—	28,503,930
Poland	—	5,536,747	—	5,536,747
Singapore	5,052,891	—	—	5,052,891
South Korea	—	8,772,805	—	8,772,805
Sweden	—	1,608,224	—	1,608,224
Taiwan	—	2,788,344	—	2,788,344
United States	44,507,018	—	—	44,507,018
Money Market Fund	10,036,902	—	—	10,036,902
Total	$68,869,877	$64,570,615	$—	$133,440,492

See Notes to Financial Statements

13

VANECK VECTORS ETF TRUST

STATEMENTS OF ASSETS AND LIABILITIES

March 31, 2020 (unaudited)

	Biotech ETF	Environmental Services ETF	Gaming ETF	Pharmaceutical ETF

Assets:
Investments, at value
Unaffiliated issuers (1)(2)	$319,980,040	$28,219,698	$21,985,013	$178,578,325
Short-term investments held as collateral for securities loaned (3)	5,861,761	709,976	122,572	2,698,352
Cash	—	335,352	—	23,236
Receivables:
Investment securities sold	—	3,607,027	—	—
Shares of beneficial interest sold	—	—	—	—
Dividends and interest	11,302	36,321	109,253	547,878
Prepaid expenses	3,478	484	479	1,981
Total assets	325,856,581	32,908,858	22,217,317	181,849,772

Liabilities:
Payables:
Investment securities purchased	—	5,133,321	—	—
Collateral for securities loaned	5,861,761	709,976	122,572	2,698,352
Shares of beneficial interest redeemed	—	—	—	—
Line of credit	500,678	—	—	—
Due to Adviser	82,443	4,036	471	42,867
Due to custodian	—	—	86,404	—
Deferred Trustee fees	20,867	2,148	1,570	11,610
Accrued expenses	98,030	27,432	35,605	56,839
Total liabilities	6,563,779	5,876,913	246,622	2,809,668
NET ASSETS	$319,292,802	$27,031,945	$21,970,695	$179,040,104
Shares outstanding	2,496,503	350,000	850,000	3,288,138
Net asset value, redemption and offering price per share	$127.90	$77.23	$25.85	$54.45

Net Assets consist of:
Aggregate paid in capital	$403,765,070	$41,239,122	$43,266,585	$281,338,180
Total distributable earnings (loss)	(84,472,268)	(14,207,177)	(21,295,890)	(102,298,076)
NET ASSETS	$319,292,802	$27,031,945	$21,970,695	$179,040,104
(1) Value of securities on loan	$39,535,676	$2,128,304	$3,522,691	$13,187,047
(2) Cost of investments	$353,501,472	$33,468,429	$32,622,166	$239,061,726
(3) Cost of short-term investments held as collateral for securities loaned	$5,861,761	$709,976	$122,572	$2,698,352

See Notes to Financial Statements

14

Retail ETF	Semiconductor ETF	Video Gaming and eSports ETF

$81,398,076	$1,733,552,898	$123,403,590
173,209	29,169,812	10,036,902
—	31,727	7,670

—	163,943,883	—
—	101,740,860	—
71,493	2,514,038	310,083
1,133	5,770	423
81,643,911	2,030,958,988	133,758,668

—	101,750,728	—
173,209	29,169,812	10,036,902
—	163,936,626	—
—	—	160,502
11,205	469,768	38,139
51,716	—	—
6,036	85,763	3,283
26,650	48,450	7,749
268,816	295,461,147	10,246,575
$81,375,095	$1,735,497,841	$123,512,093
771,531	14,820,937	3,200,000
$105.47	$117.10	$38.60

$96,404,498	$1,896,592,665	$114,908,511
(15,029,403)	(161,094,824)	8,603,582
$81,375,095	$1,735,497,841	$123,512,093
$417,954	$59,635,815	$13,309,582
$93,158,976	$2,086,147,511	$113,181,017
$173,209	$29,169,812	$10,036,902

See Notes to Financial Statements

15

VANECK VECTORS ETF TRUST

STATEMENTS OF OPERATIONS

For the Six Months Ended March 31, 2020 (unaudited)

	Biotech ETF	Environmental Services ETF	Gaming ETF	Pharmaceutical ETF

Income:
Dividends	$1,281,760	$202,389	$363,152	$2,058,909
Interest	261	178	373	225
Securities lending income	12,433	17,378	1,514	11,335
Foreign taxes withheld	(13,813)	(2,266)	(6,158)	(129,247)
Total income	1,280,641	217,679	358,881	1,941,222

Expenses:
Management fees	608,723	89,818	60,856	307,035
Professional fees	15,856	20,957	19,816	16,278
Custodian fees	2,351	1,489	2,721	1,999
Fund accounting fees	9,498	4,577	5,375	5,608
Reports to shareholders	11,979	5,292	6,063	7,615
IOPV fees	1,814	—	2,916	1,952
Trustees’ fees and expenses	2,402	85	147	1,131
Registration fees	1,655	4,319	2,443	2,067
Transfer agent fees	869	1,185	1,170	936
Insurance	3,425	806	792	2,163
Interest	6,995	—	295	3,782
Other	1,621	409	3,228	972
Total expenses	667,188	128,937	105,822	351,538
Waiver of management fees	(52,125)	(30,136)	(26,408)	(40,115)
Net expenses	615,063	98,801	79,414	311,423
Net investment income	665,578	118,878	279,467	1,629,799

Net realized gain (loss) on:
Investments	(16,114,169)	(3,305,076)	(534,799)	(6,529,144)
In-kind redemptions	10,533,358	1,599,132	348,583	16,301,594
Foreign currency transactions and foreign denominated assets and liabilities	—	(35)	(4,367)	—
Net realized gain (loss)	(5,580,811)	(1,705,979)	(190,583)	9,772,450

Net change in unrealized appreciation (depreciation) on:
Investments	33,177,804	(7,704,785)	(5,671,153)	(12,166,525)
Foreign currency transactions and foreign denominated assets and liabilities	—	—	455	—
Net change in unrealized appreciation (depreciation)	33,177,804	(7,704,785)	(5,670,698)	(12,166,525)
Net Increase (Decrease) in Net Assets Resulting from Operations	$28,262,571	$(9,291,886)	$(5,581,814)	$(764,276)

See Notes to Financial Statements

16

Retail ETF	Semiconductor ETF	Video Gaming and eSports ETF

$660,174	$14,919,177	$440,307
302	6,329	669
327	109,185	10,066
—	(986,027)	(38,080)
660,803	14,048,664	412,962

155,546	2,751,361	166,894
19,993	19,314	18,598
763	10,375	4,730
5,443	31,800	2,994
7,603	25,100	4,754
2,420	1,685	1,970
1,114	14,475	589
2,423	2,507	4,192
1,160	1,047	1,202
1,674	5,415	790
170	9,524	621
514	5,542	239
198,823	2,878,145	207,573
(43,351)	(129,917)	(21,779)
155,472	2,748,228	185,794
505,331	11,300,436	227,168

(1,727,345)	(26,460,576)	(1,553,494)
3,383,953	237,752,614	—

—	—	(24,017)
1,656,608	211,292,038	(1,577,511)

(6,977,833)	(259,955,464)	7,344,928

—	—	(602)
(6,977,833)	(259,955,464)	7,344,326

$(4,815,894)	$(37,362,990)	$5,993,983

See Notes to Financial Statements

17

VANECK VECTORS ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Biotech ETF		Environmental Services ETF
	Six Months Ended March 31, 2020	Year Ended September 30, 2019	Six Months Ended March 31, 2020	Year Ended September 30, 2019
	(unaudited)		(unaudited)
Operations:
Net investment income	$665,578	$1,220,768	$118,878	$138,740
Net realized gain (loss)	(5,580,811)	(5,451,394)	(1,705,979)	3,118,604
Net change in unrealized appreciation (depreciation)	33,177,804	(54,057,304)	(7,704,785)	(1,067,809)
Net increase (decrease) in net assets resulting from operations	28,262,571	(58,287,930)	(9,291,886)	2,189,535

Distributions to shareholders:
Dividends and Distributions	(1,250,208)	(1,899,023)	(165,025)	(95,100)

Share transactions:**
Proceeds from sale of shares	26,902,143	45,900,271	5,324,969	29,326,383
Cost of shares redeemed	(52,920,791)	(143,308,258)	(5,324,703)	(19,092,505)
Increase (decrease) in net assets resulting from share transactions	(26,018,648)	(97,407,987)	266	10,233,878
Total increase (decrease) in net assets	993,715	(157,594,940)	(9,456,645)	12,328,313
Net Assets, beginning of period	318,299,087	475,894,027	36,488,590	24,160,277
Net Assets, end of period	$319,292,802	$318,299,087	$27,031,945	$36,488,590

** Shares of Common Stock Issued (no par value)
Shares sold	200,000	400,000	50,000	300,000
Shares redeemed	(400,000)	(1,200,000)	(50,000)	(200,000)
Net increase (decrease)	(200,000)	(800,000)	—	100,000

See Notes to Financial Statements

18

Gaming ETF		Pharmaceutical ETF		Retail ETF
Six Months Ended March 31, 2020	Year Ended September 30, 2019	Six Months Ended March 31, 2020	Year Ended September 30, 2019	Six Months Ended March 31, 2020	Year Ended September 30, 2019
(unaudited)		(unaudited)		(unaudited)

$279,467	$769,118	$1,629,799	$3,577,677	$505,331	$1,128,265
(190,583)	(2,157,504)	9,772,450	(36,404,108)	1,656,608	2,451,083
(5,670,698)	285,460	(12,166,525)	7,257,515	(6,977,833)	(8,435,510)
(5,581,814)	(1,102,926)	(764,276)	(25,568,916)	(4,815,894)	(4,856,162)

(800,020)	(849,750)	(1,269,120)	(3,869,339)	(950,056)	(1,300,386)

6,662,304	3,636,558	297,514,573	147,451,491	51,036,813	52,873,806
(2,108,887)	(3,726,047)	(258,101,498)	(252,397,944)	(35,051,855)	(111,684,252)
4,553,417	(89,489)	39,413,075	(104,946,453)	15,984,958	(58,810,446)
(1,828,417)	(2,042,165)	37,379,679	(134,384,708)	10,219,008	(64,966,994)
23,799,112	25,841,277	141,660,425	276,045,133	71,156,087	136,123,081
$21,970,695	$23,799,112	$179,040,104	$141,660,425	$81,375,095	$71,156,087

250,000	100,000	4,950,000	2,550,000	450,000	500,000
(50,000)	(100,000)	(4,150,000)	(4,350,000)	(300,000)	(1,100,000)
200,000	—	800,000	(1,800,000)	150,000	(600,000)

See Notes to Financial Statements

19

VANECK VECTORS ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

(continued)

	Semiconductor ETF		Video Gaming and eSports ETF
	Six Months Ended March 31,	Year Ended September 30,	Six Months Ended March 31,	For the Period October 16, 2018* through September 30,
	2020	2019	2020	2019
	(unaudited)		(unaudited)

Operations:
Net investment income	$11,300,436	$17,752,181	$227,168	$64,985
Net realized gain (loss)	211,292,038	113,864,810	(1,577,511)	(205,932)
Net change in unrealized appreciation (depreciation)	(259,955,464)	17,079,544	7,344,326	2,877,646
Net increase (decrease) in net assets resulting from operations	(37,362,990)	148,696,535	5,993,983	2,736,699

Distributions to shareholders:
Dividends and Distributions	(19,250,342)	(14,202,995)	(125,100)	(2,000)

Share transactions**:
Proceeds from sale of shares	7,746,403,102	19,302,146,323	78,840,000	36,068,511
Cost of shares redeemed	(7,315,028,511)	(19,291,227,031)	—	—
Increase (decrease) in net assets resulting from share transactions	431,374,591	10,919,292	78,840,000	36,068,511
Total increase (decrease) in net assets	374,761,259	145,412,832	84,708,883	38,803,210
Net Assets, beginning of period	1,360,736,582	1,215,323,750	38,803,210	—
Net Assets, end of period	$1,735,497,841	$1,360,736,582	$123,512,093	$38,803,210

** Shares of Common Stock Issued (no par value)
Shares sold	59,300,000	188,800,000	2,050,000	1,150,000
Shares redeemed	(55,900,000)	(188,800,000)	—	—
Net increase (decrease)	3,400,000	—	2,050,000	1,150,000

*	Commencement of operations

See Notes to Financial Statements

20

VANECK VECTORS ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Biotech ETF
	For the Six Months Ended March 31,		For the Year Ended September 30,
	2020		2019	2018	2017	2016	2015
	(unaudited)
Net asset value, beginning of period	$118.04		$136.11	$134.17	$115.25	$114.45	$105.84
Income from investment operations:
Net investment income	0.26	(a)	0.39 (a)	0.52 (a)	0.58 (a)	0.33	0.24
Net realized and unrealized gain (loss) on investments	10.07		(17.91)	2.10 (f)	18.67	0.81	8.37
Total from investment operations	10.33		(17.52)	2.62	19.25	1.14	8.61
Less:
Dividends from net investment income		(0.47)	(0.55)	(0.68)	(0.33)	(0.34)	—
Net asset value, end of period	$127.90		$118.04	$136.11	$134.17	$115.25	$114.45
Total return (b)	8.72	%(c)	(12.84)%	2.00%	16.77%	0.97%	8.13%
Ratios/Supplemental Data
Net assets, end of period (000’s)	$319,293		$318,299	$475,894	$717,330	$598,914	$651,978
Ratio of gross expenses to average net assets	0.38	%(d)	0.40%	0.40%	0.39%	0.40%	0.40%
Ratio of net expenses to average net assets	0.35	%(d)	0.35%	0.35%	0.35%	0.35%	0.35%
Ratio of net expenses to average net assets excluding interest expense	0.35	%(d)	0.35%	0.35%	0.35%	0.35%	0.35%
Ratio of net investment income to average net assets	0.38	%(d)	0.31%	0.41%	0.48%	0.29%	0.18%
Portfolio turnover rate (e)	20	%(c)	24%	30%	27%	41%	12%
	Environmental Services ETF
	For the Six Months Ended March 31,		For the Year Ended September 30,
	2020		2019	2018	2017	2016	2015
	(unaudited)
Net asset value, beginning of period	$104.25		$96.64	$86.02	$69.68	$58.37	$64.57
Income from investment operations:
Net investment income	0.34	(a)	0.46 (a)	0.42 (a)	0.66 (a)	0.63	0.73
Net realized and unrealized gain (loss) on investments		(26.89)	7.47	10.98	16.21	11.36	(5.88)
Total from investment operations		(26.55)	7.93	11.40	16.87	11.99	(5.15)
Less:
Dividends from net investment income		(0.47)	(0.32)	(0.78)	(0.53)	(0.68)	(1.05)
Net asset value, end of period	$77.23		$104.25	$96.64	$86.02	$69.68	$58.37
Total return (b)	(25.59	)%(c)	8.30%	13.36%	24.31%	20.75%	(8.18)%
Ratios/Supplemental Data
Net assets, end of period (000’s)	$27,032		$36,489	$24,160	$17,204	$17,420	$14,593
Ratio of gross expenses to average net assets	0.72	%(d)	0.81%	0.98%	0.95%	0.93%	1.15%
Ratio of net expenses to average net assets	0.55	%(d)	0.55%	0.56%	0.55%	0.55%	0.55%
Ratio of net expenses to average net assets excluding interest expense	0.55	%(d)	0.55%	0.55%	0.55%	0.55%	0.55%
Ratio of net investment income to average net assets	0.66	%(d)	0.47%	0.47%	0.86%	1.00%	1.15%
Portfolio turnover rate (e)	16	%(c)	20%	24%	20%	40%	19%

(a)	Calculated based upon average shares outstanding
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption at the net asset value on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(c)	Not Annualized
(d)	Annualized
(e)	Portfolio turnover rates exclude securities received or delivered as a result of processing in-kind capital share transactions.
(f)	The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

See Notes to Financial Statements

21

VANECK VECTORS ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Gaming ETF
	For the Six Months Ended March 31,		For the Year Ended September 30,
	2020		2019	2018	2017	2016	2015
	(unaudited)
Net asset value, beginning of period	$36.61		$39.76	$42.61	$36.15	$29.82	$43.38
Income from investment operations:
Net investment income (a)	0.44		1.07	1.03	1.13	0.94	1.12
Net realized and unrealized gain (loss) on investments		(9.97)	(3.09)	(2.80)	6.40	6.69	(12.80)
Total from investment operations		(9.53)	(2.02)	(1.77)	7.53	7.63	(11.68)
Less:
Dividends from net investment income		(1.23)	(1.13)	(1.08)	(1.07)	(1.30)	(1.88)
Net asset value, end of period	$25.85		$36.61	$39.76	$42.61	$36.15	$29.82
Total return (b)	(27.33	)%(c)	(4.73)%	(4.51)%	21.58%	26.23%	(27.91)%
Ratios/Supplemental Data
Net assets, end of period (000’s)	$21,971		$23,799	$25,841	$23,436	$19,881	$23,859
Ratio of gross expenses to average net assets	0.87	%(d)	0.94%	0.86%	0.94%	0.93%	1.00%
Ratio of net expenses to average net assets	0.65	%(d)	0.66%	0.66%	0.65%	0.67%	0.66%
Ratio of net expenses to average net assets excluding interest expense	0.65	%(d)	0.65%	0.65%	0.65%	0.65%	0.65%
Ratio of net investment income to average net assets	2.30	%(d)	2.92%	2.24%	2.97%	2.88%	2.92%
Portfolio turnover rate (e)	7	%(c)	20%	31%	22%	29%	27%
	Pharmaceutical ETF
	For the Six Months Ended March 31,		For the Year Ended September 30,
	2020		2019	2018	2017	2016	2015
	(unaudited)
Net asset value, beginning of period	$56.93		$64.37	$57.75	$57.44	$63.01	$63.54
Income from investment operations:
Net investment income	0.57	(a)	1.04 (a)	1.01 (a)	1.18 (a)	1.24 (a)	1.31
Net realized and unrealized gain (loss) on investments		(2.59)	(7.37)	6.62	0.26	(5.41)	(0.62)
Total from investment operations		(2.02)	(6.33)	7.63	1.44	(4.17)	0.69
Less:
Dividends from net investment income		(0.46)	(1.11)	(1.01)	(1.13)	(1.40)	(1.22)
Net asset value, end of period	$54.45		$56.93	$64.37	$57.75	$57.44	$63.01
Total return (b)	(3.60	)%(c)	(9.88)%	13.42%	2.59%	(6.72)%	0.96%
Ratios/Supplemental Data
Net assets, end of period (000’s)	$179,040		$141,660	$276,045	$285,190	$231,938	$314,297
Ratio of gross expenses to average net assets	0.40	%(d)	0.43%	0.43%	0.40%	0.41%	0.41%
Ratio of net expenses to average net assets	0.35	%(d)	0.36%	0.36%	0.35%	0.35%	0.36%
Ratio of net expenses to average net assets excluding interest expense	0.35	%(d)	0.35%	0.35%	0.35%	0.35%	0.35%
Ratio of net investment income to average net assets	1.85	%(d)	1.77%	1.70%	2.14%	2.04%	1.78%
Portfolio turnover rate (e)	11	%(c)	21%	18%	40%	25%	12%

(a)	Calculated based upon average shares outstanding
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption at the net asset value on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(c)	Not Annualized
(d)	Annualized
(e)	Portfolio turnover rates exclude securities received or delivered as a result of processing in-kind capital share transactions.

See Notes to Financial Statements

22

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Retail ETF
	For the Six Months Ended March 31,		For the Year Ended September 30,
	2020		2019	2018	2017	2016		2015
	(unaudited)
Net asset value, beginning of period	$114.49		$111.44	$81.42	$78.02	$73.57		$62.27
Income from investment operations:
Net investment income (a)	0.67		1.31	1.13	1.15	0.93		1.12
Net realized and unrealized gain (loss) on investments		(8.60)	2.72	30.32	3.64	5.27		10.47
Total from investment operations		(7.93)	4.03	31.45	4.79	6.20		11.59
Less:
Dividends from net investment income		(1.09)	(0.98)	(1.43)	(1.39)	(1.75)		(0.29)
Net asset value, end of period	$105.47		$114.49	$111.44	$81.42	$78.02		$73.57
Total return (b)	(7.04	)%(c)	3.82%	39.01%	6.25%	8.42%		18.63%
Ratios/Supplemental Data
Net assets, end of period (000’s)	$81,375		$71,156	$136,123	$58,746	$118,706		$203,909
Ratio of gross expenses to average net assets	0.45	%(d)	0.48%	0.52%	0.50%	0.43%		0.42%
Ratio of net expenses to average net assets	0.35	%(d)	0.35%	0.35%	0.35%	0.35%		0.35%
Ratio of net expenses to average net assets excluding interest expense	0.35	%(d)	0.35%	0.35%	0.35%	0.35%		0.35%
Ratio of net investment income to average net assets	1.14	%(d)	1.25%	1.15%	1.46%	1.22%		1.49%
Portfolio turnover rate (e)	3	%(c)	9%	16%	17%	9%		5%
	Semiconductor ETF
	For the Six Months Ended March 31,		For the Year Ended September 30,
	2020		2019	2018	2017	2016		2015
	(unaudited)
Net asset value, beginning of period	$119.14		$106.41	$93.34	$69.36	$49.97		$51.10
Income from investment operations:
Net investment income (a)	0.95		1.75	1.19	1.10	0.82		1.08
Net realized and unrealized gain (loss) on investments		(0.87)	12.62	13.28	23.46	19.67		(1.58)
Payment from Adviser	—		—	—	—	0.04	(f)	—
Total from investment operations	0.08		14.37	14.47	24.56	20.53		(0.50)
Less:
Dividends from net investment income		(2.12)	(1.64)	(1.40)	(0.58)	(1.14)		(0.63)
Net asset value, end of period	$117.10		$119.14	$106.41	$93.34	$69.36		$49.97
Total return (b)	(0.24	)%(c)	14.09%	15.61%	35.63%	41.73	%(f)	(1.09)%
Ratios/Supplemental Data
Net assets, end of period (000’s)	$1,735,498		$1,360,737	$1,215,324	$800,053	$577,130		$190,923
Ratio of gross expenses to average net assets	0.37	%(d)	0.39%	0.39%	0.38%	0.41%		0.41%
Ratio of net expenses to average net assets	0.35	%(d)	0.35%	0.35%	0.35%	0.36%		0.35%
Ratio of net expenses to average net assets excluding interest expense	0.35	%(d)	0.35%	0.35%	0.35%	0.35%		0.35%
Ratio of net investment income to average net assets	1.44	%(d)	1.68%	1.14%	1.38%	1.45%		2.01%
Portfolio turnover rate (e)	6	%(c)	19%	23%	22%	53%		18%

(a)	Calculated based upon average shares outstanding
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption at the net asset value on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(c)	Not Annualized
(d)	Annualized
(e)	Portfolio turnover rates exclude securities received or delivered as a result of processing in-kind capital share transactions.
(f)	For the year ended September 30, 2016, 0.06% of total return, representing $0.04 per share, consisted of a payment by the Adviser (See Note 3).

See Notes to Financial Statements

23

VANECK VECTORS ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Video Gaming and eSports ETF
	For the Six Months Ended March 31, 2020		For the Period October 16, 2018(f) through September 30, 2019
	(unaudited)
Net asset value, beginning of period	$33.74		$30.88
Income from investment operations:
Net investment income (a)	0.13		0.12
Net realized and unrealized gain on investments	4.81		2.75
Total from investment operations	4.94		2.87
Less:
Dividends from net investment income		(0.08)		(0.01)
Net asset value, end of period	$38.60		$33.74
Total return (b)	14.64	%(c)	9.31	%(c)
Ratios/Supplemental Data
Net assets, end of period (000’s)	$123,512		$38,803
Ratio of gross expenses to average net assets	0.62	%(d)	0.99	%(d)
Ratio of net expenses to average net assets	0.55	%(d)	0.55	%(d)
Ratio of net expenses to average net assets excluding interest expense	0.55	%(d)	0.55	%(d)
Ratio of net investment income to average net assets	0.67	%(d)	0.38	%(d)
Portfolio turnover rate (e)	10	%(c)	27	%(c)

(a)	Calculated based upon average shares outstanding
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption at the net asset value on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(c)	Not Annualized
(d)	Annualized
(e)	Portfolio turnover rates exclude securities received or delivered as a result of processing in-kind capital share transactions.
(f)	Commencement of operations

See Notes to Financial Statements

24

VANECK VECTORS ETF TRUST

NOTES TO FINANCIAL STATEMENTS

March 31, 2020 (unaudited)

Note 1—Fund Organization—VanEck Vectors ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust was incorporated in Delaware as a statutory trust on March 15, 2001. The Trust operates as a series fund, and offers multiple investment portfolios, each of which represents a separate series of the Trust. These financial statements relate only to the investment portfolios listed in the diversification table below (each a “Fund” and, collectively, the “Funds”).

Each Fund was created to provide investors with the opportunity to purchase a security representing a proportionate undivided interest in a portfolio of securities consisting of substantially all of the common stocks in approximately the same weighting as their index.

Fund	Diversification Classification
Biotech ETF	Non-Diversified
Environmental Services ETF	Non-Diversified
Gaming ETF	Non-Diversified
Pharmaceutical ETF	Non-Diversified
Retail ETF	Non-Diversified
Semiconductor ETF	Non-Diversified
Video Gaming and eSports ETF	Non-Diversified

Note 2—Significant Accounting Policies—The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The Funds are investment companies and follow accounting and reporting requirements of Accounting Standards Codification (“ASC”) 946 Financial Services - Investment Companies.

The following summarizes the Funds’ significant accounting policies.

A.	Security Valuation—The Funds value their investments in securities and other assets and liabilities at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Securities traded on the NASDAQ Stock Market LLC (“NASDAQ”) are valued at the NASDAQ official closing price. Securities traded on national exchanges are valued at the closing price on the markets in which the securities trade. Over-the-counter securities not included on NASDAQ and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. To the extent these securities are actively traded they are categorized as Level 1 in the fair value hierarchy (described below). Certain foreign securities, whose values may be affected by market direction or events occurring before the Funds’ pricing time (4:00 p.m. Eastern Time) but after the last close of the securities’ primary market, are fair valued using a pricing service and are categorized as Level 2 in the fair value hierarchy. The pricing service, using methods approved by the Board of Trustees, considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant ADR’s and futures contracts. The Funds may also fair value securities in other situations, such as when a particular foreign market is closed but the Fund is open. Short-term obligations with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates fair value. Money market fund investments are valued at net asset value and are categorized as Level 1 in the fair value hierarchy. The Pricing Committee of Van Eck Associates Corporation (the “Adviser”) provides oversight of the Funds’ valuation policies and procedures, which are approved by the Funds’ Board of Trustees. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities dealers, and other market sources to determine fair value. The Pricing Committee convenes regularly to review the fair value of financial instruments or other assets. If market quotations for a security or other asset are not readily available, or if the Adviser believes they do not otherwise reflect the fair value of a security or asset, the security or asset will be fair valued by the Pricing Committee in accordance with the Funds’ valuation policies and procedures. The Pricing Committee employs various methods for calibrating the valuation approaches utilized to determine fair value, including a regular review of key inputs and assumptions, periodic comparisons to valuations provided by other independent pricing services, transactional back-testing and disposition analysis.
25

VANECK VECTORS ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

Certain factors such as economic conditions, political events, market trends, the nature of and duration of any restrictions on disposition, trading in similar securities of the issuer or comparable issuers and other security specific information are used to determine the fair value of these securities. Depending on the relative significance of valuation inputs, these securities may be categorized either as Level 2 or Level 3 in the fair value hierarchy. The price which the Funds may realize upon sale of an investment may differ materially from the value presented in the Schedules of Investments.

The Funds utilize various methods to measure the fair value of their investments on a recurring basis, which includes a hierarchy that prioritizes inputs to valuation methods used to measure fair value. The fair value hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels of the fair value hierarchy are described below:

Level 1 — Quoted prices in active markets for identical securities.

Level 2 — Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of the inputs and the levels used to value the Funds’ investments are located in the Schedules of Investments. Additionally, tables that reconcile the valuation of the Funds’ Level 3 investments and that present additional information about valuation methodologies and unobservable inputs, if applicable, are located in the Schedules of Investments.

B.	Federal Income Taxes—It is each Fund’s policy to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

C.	Dividends and Distributions to Shareholders—Dividends to shareholders from net investment income and distributions from net realized capital gains, if any, are declared and paid annually by each Fund (except for dividends from net investment income on Pharmaceutical ETF, which are declared and paid quarterly). Income dividends and capital gain distributions are determined in accordance with U.S. income tax regulations, which may differ from such amounts determined in accordance with GAAP.

D.	Currency Translation—Assets and liabilities denominated in foreign currencies and commitments under foreign currency contracts are translated into U.S. dollars at the closing prices of such currencies each business day as quoted by one or more sources. Purchases and sales of investments are translated at the exchange rates prevailing when such investments are acquired or sold. Foreign denominated income and expenses are translated at the exchange rates prevailing when accrued. The portion of realized and unrealized gains and losses on investments that result from fluctuations in foreign currency exchange rates is not separately disclosed in the financial statements. Such amounts are included with the net realized and unrealized gains and losses on investment securities in the Statements of Operations. Recognized gains or losses attributable to foreign currency fluctuations on foreign currency denominated assets, other than investments, and liabilities are recorded as net realized gain (loss) on foreign currency transactions and foreign denominated assets and liabilities in the Statements of Operations.

E.	Restricted Securities—The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if any, is included at the end of each Fund’s Schedule of Investments.

F.	Offsetting Assets and Liabilities-In the ordinary course of business, the Funds enter into transactions subject to enforceable master netting or other similar agreements. Generally, the right of offset in those agreements allows the Funds to offset any exposure to a specific counterparty with any collateral received or delivered to that counterparty based on the terms of the agreements. The Funds may pledge or receive cash and or securities as collateral for
26

derivative instruments and securities lending. For financial reporting purposes, the Funds present securities lending assets and liabilities on a gross basis in the Statements of Assets and Liabilities. Cash collateral held in the form of money market fund investments, if any, at March 31, 2020 is presented in the Schedules of Investments and in the Statements of Assets and Liabilities. Non-cash collateral is disclosed in Note 9 (Securities Lending).

G.	Other—Security transactions are accounted for on trade date. Realized gains and losses are determined based on the specific identification method. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recognized upon notification of the ex-dividend date. Interest income, including amortization of premiums and discounts, is accrued as earned.

The Funds earn interest income on uninvested cash balances held at the custodian bank. Such amounts, if any, are presented as interest income in the Statements of Operations.

The character of distributions received from certain investments may be comprised of net investment income, capital gains, and return of capital. It is the Funds’ policy to estimate the character of distributions received from these investments based on historical data if actual amounts are not available. After each calendar year end, these investments report the actual tax character of distributions. Differences between the estimated and actual amounts are reflected in the Funds’ records in the year in which they are reported by adjusting the related cost basis of investments, capital gains and income, as necessary.

In the normal course of business, the Funds enter into contracts that contain a variety of general indemnifications. The Funds’ maximum exposure under these agreements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Adviser believes the risk of loss under these arrangements to be remote.

Note 3—Investment Management and Other Agreements—The Adviser is the investment adviser to the Funds. The Adviser receives a management fee, calculated daily and payable monthly based on an annual rate of each Fund’s average daily net assets. The Adviser has agreed, until at least February 1, 2021, to waive management fees and assume expenses to prevent each Fund’s total annual operating expenses (excluding acquired fund fees and expenses, interest expense, trading expenses, taxes and extraordinary expenses) from exceeding the expense limitations listed in the table below.

The management fee rates and expense limitations for the period ended March 31, 2020, are as follows:

	Management	Expense
Fund	Fees Rates	Limitations
Biotech ETF	0.35%	0.35%
Environmental Services ETF	0.50	0.55
Gaming ETF	0.50	0.65
Pharmaceutical ETF	0.35	0.35
Retail ETF	0.35	0.35
Semiconductor ETF	0.35	0.35
Video Gaming and eSports ETF	0.50	0.55

Refer to the Statements of Operations for amounts waived/assumed by the Adviser.

In addition, Van Eck Securities Corporation, an affiliate of the Adviser, acts as the Funds’ distributor (the “Distributor”). Certain officers and a Trustee of the Trust are officers, directors or stockholders of the Adviser and Distributor.

During the year ended September 30, 2016, the Adviser voluntarily reimbursed the Semiconductor ETF $340,000 for transactional losses. The per share and total return impact to the Fund is reflected in the Financial Highlights.

Effective November 4, 2019, State Street Bank and Trust Company is the Funds’ custodian, securities lending agent and transfer agent. Prior to November 4, 2019, Bank of New York Mellon provided these services to the Funds.

For the period ended March 31, 2020, there were offsets to custodian fees under an expense offset agreement and these amounts are reflected in custody expense in the Statements of Operations.

27

VANECK VECTORS ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

Note 4—Capital Share Transactions—As of March 31, 2020, there were an unlimited number of capital shares of beneficial interest authorized by the Trust with no par value. Fund shares are not individually redeemable and are issued and redeemed at their net asset value per share only through certain authorized broker-dealers (“Authorized Participants”) in blocks of shares (“Creation Units”), consisting of 50,000 shares, or multiples thereof.

The consideration for the purchase or redemption of Creation Units of the Funds generally consists of the in-kind contribution or distribution of securities constituting the Funds’ underlying index (“Deposit Securities”) plus a balancing cash component to equate the transaction to the net asset value per share of the Fund on the transaction date. Cash may also be substituted in an amount equivalent to the value of certain Deposit Securities, generally as a result of market circumstances, or when the securities are not available in sufficient quantity for delivery, or are not eligible for trading by the Authorized Participant. The Funds may issue Creation Units in advance of receipt of Deposit Securities subject to various conditions, including, for the benefit of the Funds, a requirement to maintain cash collateral on deposit at the custodian equal to at least 115% of the daily marked to market value of the missing Deposit Securities.

Authorized Participants purchasing and redeeming Creation Units may pay transaction fees directly to the transfer agent. In addition, the Funds may impose certain variable fees for creations and redemptions with respect to transactions in Creation Units for cash, or on transactions effected outside the clearing process, which are treated as increases in capital. These variable fees, if any, are reflected in share transactions in the Statements of Changes in Net Assets.

Note 5—Investments—For the period ended March 31, 2020, purchases and sales of investments (excluding short-term investments and in-kind capital share transactions) and the purchases and sales of investments resulting from in-kind capital share transactions (excluding short-term investments) were as follows:

			In-kind Capital Share Transactions
Fund	Purchases	Sales	Purchases	Sales
Biotech ETF	$66,746,289	$69,589,567	$26,901,812	$49,974,543
Environmental Services ETF	6,790,482	5,609,916	5,322,689	5,389,101
Gaming ETF	1,590,927	1,849,782	6,254,124	1,967,706
Pharmaceutical ETF	19,393,104	18,993,177	259,191,496	219,816,149
Retail ETF	2,400,796	5,911,109	51,038,185	32,011,577
Semiconductor ETF	94,346,391	99,170,048	5,311,897,413	4,885,382,852
Video Gaming and eSports ETF	14,760,993	6,776,169	70,849,459	—

Note 6—Income Taxes—As of March 31, 2020, for Federal income tax purposes, the identified cost, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation (depreciation) of investments owned were as follows:

		Gross	Gross	Net Unrealized
	Tax Cost of	Unrealized	Unrealized	Appreciation
Fund	Investments	Appreciation	Depreciation	(Depreciation)
Biotech ETF	$359,686,628	$19,805,649	$(53,650,476)	$(33,844,827)
Environmental Services ETF	34,185,656	636,287	(5,892,269)	(5,255,982)
Gaming ETF	33,331,275	458,653	(11,682,343)	(11,223,690)
Pharmaceutical ETF	241,762,517	1,051,951	(61,537,791)	(60,485,840)
Retail ETF	93,351,652	1,175,934	(12,956,301)	(11,780,367)
Semiconductor ETF	2,115,379,461	—	(352,656,751)	(352,656,751)
Video Gaming and eSports ETF	123,322,221	11,852,064	(1,733,793)	10,118,271

The tax character of dividends paid to shareholders during the year ended September 30, 2019 was as follows:

Ordinary
Fund	Income
Biotech ETF	$1,899,023
Environmental Services ETF	95,100
Gaming ETF	849,750
Pharmaceutical ETF	3,869,339
Retail ETF	1,300,386
Semiconductor ETF	14,202,995
Video Gaming and eSports ETF	2,000
28

The tax character of current year distributions will be determined at the end of the current fiscal year.

At September 30, 2019, the Funds had capital loss carryforwards available to offset future capital gains, as follows:

	Short-Term	Long-Term
	Capital Losses	Capital Losses
Fund	with No Expiration	with No Expiration	Total
Biotech ETF	$—	$(45,197,462)	$(45,197,462)
Environmental Services ETF	(1,187,792)	(6,133,075)	(7,320,867)
Gaming ETF	(3,789,765)	(6,221,744)	(10,011,509)
Pharmaceutical ETF	(2,464,404)	(50,163,476)	(52,627,880)
Retail ETF	(2,057,233)	(2,928,589)	(4,985,822)
Semiconductor ETF	(14,622,887)	(11,228,479)	(25,851,366)
Video Gaming and eSports ETF	(148,269)	—	(148,269)

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more-likely-than-not” to be sustained assuming examination by applicable tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on return filings for all open tax years. The Funds do not have exposure for additional years that might still be open in certain foreign jurisdictions. Therefore, no provision for income tax is required in the Funds’ financial statements. However, certain Funds are subject to foreign taxes on the appreciation in value of certain investments. The Funds provide for such taxes on both realized and unrealized appreciation.

The Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statements of Operations. During the period ended March 31, 2020, the Funds did not incur any interest or penalties.

Note 7—Principal Risks—Non-diversified funds generally hold securities of fewer issuers than diversified funds (See Note 1) and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers. The Funds may purchase securities on foreign exchanges. Securities of foreign issuers involve special risks and considerations not typically associated with investing in U.S. issuers. These risks include devaluation of currencies, currency controls, less reliable information about issuers, different securities transaction clearance and settlement practices, future adverse political and economic developments and local/regional conflicts or natural or other disasters, such as the recent coronavirus outbreak. These risks are heightened for investments in emerging market countries. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of comparable U.S. issuers.

A recent outbreak of respiratory disease caused by a novel coronavirus, which was first detected in China in December 2019, has subsequently spread internationally and has been declared a pandemic by the World Health Organization. The coronavirus has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, loss of life, as well as general concern and uncertainty. The coronavirus has already negatively impacted the economies of many nations, individual companies, the market and the Funds. This pandemic is expected to have a continued impact in ways that cannot necessarily be foreseen presently.

A more complete description of risks is included in each Fund’s Prospectus and Statement of Additional Information.

Note 8—Trustee Deferred Compensation Plan—The Trust has a Deferred Compensation Plan (the “Plan”) for Trustees under which the Trustees can elect to defer receipt of their trustee fees until retirement, disability or termination from the Board of Trustees. The fees otherwise payable to the participating Trustees are deemed invested in shares of the Funds as directed by the Trustees.

The expense for the Plan is included in “Trustees’ fees and expenses” in the Statements of Operations. The liability for the Plan is shown as “Deferred Trustee fees” in the Statements of Assets and Liabilities.

Note 9—Securities Lending—To generate additional income, each of the Funds may lend its securities pursuant to a securities lending agreement with the securities lending agent. Each Fund may lend up to 33% of its investments requiring that the loan be continuously collateralized by cash, cash equivalents, U.S. government securities, or any combination of cash and such securities at all times equal to at least 102% (105% for foreign securities) of the market value plus accrued interest on the securities loaned. Daily market fluctuations could cause the value of loaned securities

29

VANECK VECTORS ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. During the term of the loan, the Funds will continue to receive any dividends, interest or amounts equivalent thereto, on the securities loaned while receiving a fee from the borrower and or earning interest on the investment of the cash collateral. Such fees and interest are shared with the securities lending agent under the terms of the securities lending agreement. Securities lending income is disclosed as such in the Statements of Operations. The cash collateral is maintained on the Funds’ behalf by the lending agent and is invested in the State Street Navigator Securities Lending Government Money Market Portfolio. Non-cash collateral consists of U.S. Treasuries and U.S. Government Agency securities, and is not disclosed in the Funds’ Schedules of Investments or Statements of Assets and Liabilities as it is held by the agent on behalf of the Funds, and the Funds do not have the ability to re-hypothecate those securities. Loans are subject to termination at the option of the borrower or the Funds. Upon termination of the loan, the borrower will return to the Fund securities identical to the securities loaned. The Funds bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower of the securities fail financially. The value of loaned securities and related cash collateral, if any, at March 31, 2020 are presented on a gross basis in the Schedules of Investments and Statements of Assets and Liabilities. The following is a summary of the Funds’ securities on loan and related collateral as of March 31, 2020:

	Market Value
	of Securities	Cash	Non-Cash	Total
Fund	on Loan	Collateral	Collateral	Collateral
Biotech ETF	$39,535,676	$5,861,761	$35,075,763	$40,937,524
Environmental Services ETF	2,128,304	709,976	1,544,448	2,254,424
Gaming ETF	3,522,691	122,572	3,414,320	3,536,892
Pharmaceutical ETF	13,187,047	2,698,352	14,323,390	17,021,742
Retail ETF	417,954	173,209	276,456	449,665
Semiconductor ETF	59,635,815	29,169,812	32,295,155	61,464,967
Video Gaming and eSports ETF	13,309,582	10,036,902	3,792,769	13,829,671

The following table presents money market fund investments held as collateral by type of security on loan as of March 31, 2020:

Gross Amount of Recognized
Liabilities for Securities
Loaned in the Statements
of Assets and Liabilities*
Fund	Equity Securities
Biotech ETF	$5,861,761
Environmental Services ETF	709,976
Gaming ETF	122,572
Pharmaceutical ETF	2,698,352
Retail ETF	173,209
Semiconductor ETF	29,169,812
Video Gaming and eSports ETF	10,036,902

*	Remaining contractual maturity: overnight and continuous
30

Note 10—Bank Line of Credit—The Funds may participate in a $200 million committed credit facility (the “Facility”) to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares of the Funds at the request of the shareholders and other temporary or emergency purposes. The Funds have agreed to pay commitment fees, pro rata, based on the unused but available balance. Interest is charged to the Funds at rates based on prevailing market rates in effect at the time of borrowings. During the period ended March 31, 2020, the following Funds borrowed under this Facility:

	Days	Average Daily	Average
Fund	Outstanding	Loan Balance	Interest Rate
Biotech ETF	28	$2,164,274	2.75%
Environmental Services ETF	3	295,498	3.02
Gaming ETF	27	90,570	3.06
Pharmaceutical ETF	131	340,539	2.98
Retail ETF	27	76,301	2.96
Semiconductor ETF	77	1,536,018	2.97
Video Gaming and eSports ETF	30	329,523	2.41

Outstanding loan balances as of March 31, 2020, if any, are reflected in the Statements of Assets and Liabilities.

Note 11—Recent Accounting Pronouncements—The Funds early adopted certain provisions of Accounting Standards Update No. 2018-13 Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”) that eliminate and modify certain disclosure requirements for fair value measurements. The adoption of certain provisions of the ASU 2018-13 had no material effect on financial statements and related disclosures. Management evaluated the additional requirements, not yet adopted, and they are not expected to have a material impact to the financial statements. Public companies will be required to disclose the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements. ASU 2018-13 is effective for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years.

Note 12—Subsequent Event Review—The Funds have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued.

31

VANECK VECTORS ETF TRUST

FUNDS’ LIQUIDITY RISK MANAGEMENT PROGRAM

(unaudited)

In accordance with Rule 22e-4 (the “Liquidity Rule”) under the 1940 Act, the Funds have implemented a Liquidity Risk Management Program (the “Program”). The Program outlines certain techniques, tools and arrangements employed for the assessment and management of Fund liquidity risk, and the terms, contents and frequency of reporting of certain issues to the Board. Liquidity is managed taking account of the Funds’ investment strategy, liquidity profile, and, importantly, the fact that for most funds redemptions are settled primarily as in-kind redemptions. In this regard, certain of the Funds qualify as “In-Kind ETFs” under the Liquidity Rule because they meet redemptions through in-kind transfers of securities, positions and assets other than a de minimis amount of cash and publish their portfolio holdings daily. In-Kind ETFs are exempt from the Liquidity Rule’s classification and highly liquid investment minimum (“HLIM”) provisions, discussed below.

Under the Program and in accordance with the Liquidity Rule, each Fund’s liquidity risk is assessed at least annually taking into consideration certain factors enumerated in the Liquidity Rule, as applicable. The Liquidity Rule calls for considering certain such factors under both normal and reasonably foreseeable stressed market conditions.

With respect to each Fund that does not qualify under the Liquidity Rule as an “In-Kind ETF,” the Liquidity Rule and the Program require that each portfolio holding be classified into one of four liquidity classification categories. The Liquidity Rule requires that such classification determinations be made taking into account relevant market, trading and investment-specific considerations as well as market depth. The relevant Funds utilize data from a third-party vendor to assist with these determinations.

Funds that do not qualify as “In-Kind ETFs” are also required to determine and periodically review an HLIM – a minimum percentage of Fund net assets that are to be invested in Highly Liquid Investments that are assets – and adopt certain related procedures. A Highly Liquid Investment is defined as cash and any investment reasonably expected to be convertible to cash in current market conditions in three business days or less without the conversion to cash significantly changing the market value of the investment.

The Liquidity Rule provides an exemption from the HLIM requirements for Funds that “primarily” hold Highly Liquid Investments, as defined in the Program. For the period December 1, 2018 to December 31, 2019 (the “Review Period”), the Funds that were not In-Kind ETFs qualified for an exemption and therefore have not determined an HLIM or adopted the related procedures.

The Board reviewed a report prepared by each Fund’s Adviser regarding the operation and effectiveness of the Program for the Review Period. During the Review Period, the Funds maintained a high level of liquidity and primarily held assets that are defined under the Liquidity Rule as “Highly Liquid Investments.” Further information on liquidity risks applicable to the Fund can be found in the Fund’s prospectus.

32

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by a VanEck Vectors ETF Trust (the “Trust”) prospectus and summary prospectus, which includes more complete information. Investing involves substantial risk and high volatility, including possible loss of principal. An investor should consider the investment objective, risks, charges and expenses of the Fund carefully before investing. To obtain a prospectus and summary prospectus, which contains this and other information, call 800.826.2333 or visit vaneck.com. Please read the prospectus and summary prospectus carefully before investing.

Additional information about the Trust’s Board of Trustees/Officers and a description of the policies and procedures the Trust uses to determine how to vote proxies relating to portfolio securities are provided in the Statement of Additional Information. The Statement of Additional Information and information regarding how the Trust voted proxies relating to portfolio securities during the most recent twelve month period ending June 30 is available, without charge, by calling 800.826.2333, or by visiting vaneck.com, or on the Securities and Exchange Commission’s website at http://www.sec.gov.

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-PORT. The Trust’s Form N-PORT Filings are available on the Commission’s website at http://www.sec.gov and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 202.942.8090. The Funds’ complete schedules of portfolio holdings are also available by calling 800.826.2333 or by visiting vaneck.com.

Investment Adviser:	Van Eck Associates Corporation
Distributor:	Van Eck Securities Corporation
	666 Third Avenue, New York, NY 10017
	vaneck.com
Account Assistance:	800.826.2333	INDUSSAR

SEMI-ANNUAL REPORT March 31, 2020 (unaudited)

VANECK VECTORS®

Long/Flat Trend ETF	LFEQ®

Morningstar Durable Dividend ETF	DURA®

Morningstar Global Wide Moat ETF	GOAT®

Morningstar International Moat ETF	MOTI®

Morningstar Wide Moat ETF	MOAT®

Real Asset Allocation ETF	RAAX®

800.826.2333	vaneck.com

Certain information contained in this report represents the opinion of the investment adviser which may change at any time. This information is not intended to be a forecast of future events, a guarantee of future results or investment advice. Current market conditions may not continue. Also, unless otherwise specifically noted, any discussion of the Funds’ holdings, the Funds’ performance, and the views of the investment adviser are as of March 31, 2020.

VANECK VECTORS ETFs

PRESIDENT’S LETTER

March 31, 2020 (unaudited)

Dear Fellow Shareholders:

The story for 2019 was simple and familiar—slower economic growth was combated by expansive monetary policy. China continued its “drip stimulus” policies after its hard credit squeeze of 2018, resulting in satisfactory growth as we track monthly in our China blog.1

But that seems a long time ago now that COVID-19 virus has triggered a global recession in 2020. In early March, we entered a period of “heightened uncertainty” that I expected would last to mid-April. (I say “heightened” because there is always uncertainty in the world.) Now, investors are awaiting: (a) for the virus’ effects to abate, hopefully, and (b) for the pace of economic recovery to be established. A possible scenario is one that echoes the global financial crisis: a slow pace of economic recovery (uneven industry sector recovery), slow employment growth, but quicker financial market recovery.

To get our quarterly investment outlooks, please subscribe to “Investment Outlook” on vaneck.com. Should you have any questions regarding fund performance, please contact us at 800.826.2333 or visit our website.

We sincerely thank you for investing in VanEck’s investment strategies. On the following pages, you will find financial statements for each of the funds for the six month period ended March 31, 2020. As always, we value your continued confidence in us and look forward to helping you meet your investment goals in the future.

Jan F. van Eck
CEO and President
VanEck Vectors ETF Trust

April 17, 2020

Investing involves substantial risk and high volatility, including possible loss of principal. An investor should consider the investment objective, risks, charges and expenses of the Funds carefully before investing. To obtain a prospectus and summary prospectus, which contain this and other information, call 800.826.2333 or visit vaneck.com. Please read the prospectus and summary prospectus carefully before investing.

[1]	VanEck: China’s Economic Growth, https://www.vaneck.com/blogs/investment-outlook/china-economic-growth

1

VANECK VECTORS ETF TRUST

EXPLANATION OF EXPENSES

(unaudited)

Hypothetical $1,000 investment at beginning of period

As a shareholder of a Fund, you incur operating expenses, including management fees and other Fund expenses. This disclosure is intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The disclosure is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, October 1, 2019 to March 31, 2020.

Actual Expenses

The first line in the table below provides information about account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value October 1, 2019	Ending Account Value March 31, 2020	Annualized Expense Ratio During Period	Expenses Paid During the Period* October 1, 2019 – March 31, 2020
Long/Flat Trend ETF
Actual	$1,000.00	$874.70	0.55%	$2.58
Hypothetical**	$1,000.00	$1,022.25	0.55%	$2.78
Morningstar Durable Dividend ETF
Actual	$1,000.00	$850.50	0.29%	$1.34
Hypothetical**	$1,000.00	$1,023.55	0.29%	$1.47
Morningstar Global Wide Moat ETF
Actual	$1,000.00	$883.30	0.52%	$2.45
Hypothetical**	$1,000.00	$1,022.40	0.52%	$2.63
Morningstar International Moat ETF
Actual	$1,000.00	$827.70	0.57%	$2.60
Hypothetical**	$1,000.00	$1,022.15	0.57%	$2.88
Morningstar Wide Moat ETF
Actual	$1,000.00	$885.90	0.47%	$2.22
Hypothetical**	$1,000.00	$1,022.65	0.47%	$2.38
Real Asset Allocation ETF
Actual	$1,000.00	$774.10	0.55%	$2.44
Hypothetical**	$1,000.00	$1,022.25	0.55%	$2.78

*	Expenses are equal to the Fund’s annualized expense ratio (for the six months ended March 31, 2020) multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year divided by the number of days in the fiscal year (to reflect the one-half year period).

**	Assumes annual return of 5% before expenses
2

VANECK VECTORS LONG/FLAT TREND ETF

SCHEDULE OF INVESTMENTS

March 31, 2020 (unaudited)

Number of Shares		Value

EXCHANGE TRADED FUND: 99.4% (a) (Cost: $47,612,352)
177,446	Vanguard S&P 500 ETF †	$42,022,762
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 0.7% (Cost: $296,300)
Money Market Fund: 0.7%
296,300	State Street Navigator Securities Lending Government Money Market Portfolio	296,300
Total Investments: 100.1% (Cost: $47,908,652)		42,319,062
Liabilities in excess of other assets: (0.1)%		(37,702)
NET ASSETS: 100.0%		$42,281,360

Footnotes:

(a)	The underlying fund’s shareholder reports and registration documents are available free of charge on the SEC’s website at https://www.sec.gov
†	Security fully or partially on loan. Total market value of securities on loan is $284,184.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Exchange Traded Fund	100.0%	$42,022,762

The summary of inputs used to value the Fund’s investments as of March 31, 2020 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Exchange Traded Fund	$42,022,762	$—	$—	$42,022,762
Money Market Fund	296,300	—	—	296,300
Total	$42,319,062	$—	$—	$42,319,062

See Notes to Financial Statements

3

VANECK VECTORS MORNINGSTAR DURABLE DIVIDEND ETF

SCHEDULE OF INVESTMENTS

March 31, 2020 (unaudited)

Number of Shares		Value

COMMON STOCKS: 99.5%
Banks: 11.8%
619	Cullen/Frost Bankers, Inc. †	$34,534
13,070	JPMorgan Chase & Co.	1,176,692
13,405	US Bancorp	461,802
38,593	Wells Fargo & Co.	1,107,619
		2,780,647
Capital Goods: 8.0%
4,892	3M Co.	667,807
3,009	Eaton Corp. Plc	233,769
5,006	Emerson Electric Co.	238,536
338	Hubbell, Inc.	38,782
349	Lincoln Electric Holdings, Inc.	24,081
1,385	Lockheed Martin Corp.	469,446
526	MSC Industrial Direct Co.	28,914
626	Rockwell Automation, Inc.	94,470
371	Snap-on, Inc.	40,372
198	WW Grainger, Inc.	49,203
		1,885,380
Consumer Services: 3.1%
417	Dunkin’ Brands Group, Inc.	22,143
4,167	McDonald’s Corp.	689,013
598	Wyndham Hotels & Resorts, Inc.	18,843
		729,999
Diversified Financials: 2.8%
781	BlackRock, Inc.	343,617
132	Cohen & Steers, Inc.	5,999
1,074	Eaton Vance Corp.	34,636
379	Evercore, Inc.	17,457
1,021	Federated Investors, Inc.	19,450
3,373	Franklin Resources, Inc.	56,295
2,900	Janus Henderson Group Plc	44,428
1,458	T. Rowe Price Group, Inc.	142,374
		664,256
Energy: 7.1%
15,067	Chevron Corp.	1,091,755
27,200	Kinder Morgan, Inc.	378,624
8,957	ONEOK, Inc.	195,352
		1,665,731
Food, Beverage & Tobacco: 20.0%
30,744	Altria Group, Inc.	1,188,870
4,846	General Mills, Inc.	255,723
8,808	PepsiCo, Inc.	1,057,841
15,616	Philip Morris International, Inc.	1,139,343
23,839	The Coca-Cola Co.	1,054,876
		4,696,653
Insurance: 0.7%
1,604	Travelers Cos, Inc.	159,357
Materials: 0.3%
1,994	CF Industries Holdings, Inc.	54,237
1,023	Valvoline, Inc.	13,391
		67,628
Number of Shares		Value

Pharmaceuticals / Biotechnology: 17.4%
3,851	Amgen, Inc.	$780,713
15,050	Bristol-Myers Squibb Co.	838,887
15,694	Merck & Co., Inc.	1,207,496
38,815	Pfizer, Inc.	1,266,922
		4,094,018
Semiconductor: 7.1%
3,908	Broadcom, Inc.	926,587
2,247	Maxim Integrated Products, Inc.	109,227
6,349	Texas Instruments, Inc.	634,456
		1,670,270
Software & Services: 0.9%
2,288	Paychex, Inc.	143,961
3,336	The Western Union Co.	60,482
		204,443
Technology Hardware & Equipment: 0.5%
1,823	TE Connectivity Ltd.	114,813
Telecommunication Services: 9.7%
36,596	AT&T, Inc.	1,066,773
22,851	Verizon Communications, Inc.	1,227,784
		2,294,557
Transportation: 2.7%
918	CH Robinson Worldwide, Inc.	60,772
4,017	Union Pacific Corp.	566,558
		627,330
Utilities: 7.4%
7,094	CenterPoint Energy, Inc.	109,602
8,321	Dominion Energy, Inc.	600,693
1,538	DTE Energy Co.	146,064
6,519	Duke Energy Corp.	527,257
7,764	Exelon Corp.	285,793
754	New Jersey Resources Corp.	25,613
1,915	OGE Energy Corp.	58,848
		1,753,870
Total Common Stocks (Cost: $26,098,487)		23,408,952
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 0.1% (Cost: $33,813)
Money Market Fund: 0.1%
33,813	State Street Navigator Securities Lending Government Money Market Portfolio	33,813
Total Investments: 99.6% (Cost: $26,132,300)		23,442,765
Other assets less liabilities: 0.4%		92,300
NET ASSETS: 100.0%		$23,535,065

See Notes to Financial Statements

4

Footnotes:

†	Security fully or partially on loan. Total market value of securities on loan is $32,805.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Communication Services	9.8%	$2,294,557
Consumer Discretionary	3.1	729,999
Consumer Staples	20.1	4,696,653
Energy	7.1	1,665,731
Financials	15.4	3,604,260
Health Care	17.5	4,094,018
Industrials	10.7	2,512,710
Information Technology	8.5	1,989,526
Materials	0.3	67,628
Utilities	7.5	1,753,870
	100.0%	$23,408,952

The summary of inputs used to value the Fund’s investments as of March 31, 2020 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks*	$23,408,952	$—	$—	$23,408,952
Money Market Fund	33,813	—	—	33,813
Total	$23,442,765	$—	$—	$23,442,765

*	See Schedule of Investments for industry sector breakouts.

See Notes to Financial Statements

5

VANECK VECTORS MORNINGSTAR GLOBAL WIDE MOAT ETF

SCHEDULE OF INVESTMENTS

March 31, 2020 (unaudited)

Number of Shares		Value

COMMON STOCKS: 100.3%
Australia: 1.9%
9,731	Brambles Ltd. #	$62,587
1,419	Commonwealth Bank of Australia #	53,273
		115,860
Canada: 4.9%
304	Canadian Pacific Railway Ltd.	66,327
1,958	Enbridge, Inc.	56,373
2,027	Royal Bank of Canada	124,139
1,380	Toronto-Dominion Bank	58,008
		304,847
China / Hong Kong: 6.6%
699	Alibaba Group Holding Ltd. (ADR) *	135,942
2,900	Tencent Holdings Ltd. #	143,374
3,193	Yum China Holdings, Inc. (USD)	136,118
		415,434
Denmark: 1.2%
1,308	Novo Nordisk AS #	77,745
France: 5.3%
538	Airbus SE #	34,514
541	Essilor International SA #	56,985
572	Safran SA #	50,418
1,473	Sanofi SA #	126,872
716	Schneider Electric SE #	60,208
		328,997
Germany: 2.6%
954	Bayer AG #	54,383
5,158	GEA Group AG #	106,007
		160,390
Ireland: 2.0%
1,403	Medtronic Plc (USD)	126,523
Japan: 5.3%
1,800	Kao Corp. #	146,059
5,300	Nabtesco Corp. #	120,753
2,400	Yaskawa Electric Corp. #	64,998
		331,810
Mexico: 0.6%
4,135	Grupo Aeroportuario del Sureste, SAB de CV	39,370
Switzerland: 4.9%
1,003	Cie Financiere Richemont SA #	53,334
3,254	Julius Baer Group Ltd. #	108,432
445	Roche Holding AG #	142,428
		304,194
United Kingdom: 7.0%
3,539	British American Tobacco Plc #	120,348
6,537	GlaxoSmithKline Plc #	122,449
926	Reckitt Benckiser Group Plc #	70,416
1,306	Unilever NV (EUR) #	63,863
1,265	Unilever Plc #	63,684
		440,760
Number of Shares		Value

United States: 58.0%
113	Alphabet, Inc. *	$131,300
43	Amazon.com, Inc. *	83,838
696	American Express Co.	59,585
654	Amgen, Inc.	132,585
2,226	Bank of America Corp.	47,258
341	Berkshire Hathaway, Inc. *	62,345
154	BlackRock, Inc.	67,755
1,206	Bristol-Myers Squibb Co.	67,222
535	Caterpillar, Inc.	62,081
971	Cerner Corp.	61,163
2,930	Compass Minerals International, Inc.	112,717
428	Constellation Brands, Inc.	61,358
957	Dominion Energy, Inc.	69,086
2,285	Emerson Electric Co.	108,880
566	Equifax, Inc.	67,609
769	Facebook, Inc. *	128,269
1,538	Guidewire Software, Inc. *	121,979
2,609	Intel Corp.	141,199
484	Kansas City Southern	61,555
2,186	Kellogg Co.	131,138
449	KLA-Tencor Corp.	64,539
353	McDonald’s Corp.	58,369
1,682	Merck & Co., Inc.	129,413
904	Microchip Technology, Inc. †	61,291
929	Microsoft Corp.	146,513
1,576	NIKE, Inc.	130,398
512	PepsiCo, Inc.	61,491
831	Philip Morris International, Inc.	60,630
423	Raytheon Co.	55,476
903	Salesforce.com, Inc. *	130,014
513	ServiceNow, Inc. *	147,016
972	Starbucks Corp.	63,899
629	T. Rowe Price Group, Inc.	61,422
1,166	The Walt Disney Co.	112,636
5,799	The Western Union Co.	105,136
258	Tyler Technologies, Inc. *	76,512
1,172	United Technologies Corp.	110,555
993	Veeva Systems, Inc. *	155,275
1,126	Zimmer Biomet Holdings, Inc.	113,816
		3,623,323
Total Common Stocks: 100.3% (Cost: $6,601,777)		6,269,253
Liabilities in excess of other assets: (0.3)%		(20,365)
NET ASSETS: 100.0%		$6,248,888

See Notes to Financial Statements

6

Definitions:

ADR	American Depositary Receipt
EUR	Euro
USD	United States Dollar

Footnotes:

*	Non-income producing
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $1,903,130 which represents 30.5% of net assets.

Summary of Investments by Sector	% of Investments	Value
Communication Services	8.2%	$515,579
Consumer Discretionary	11.5	718,883
Consumer Staples	12.4	778,987
Energy	0.9	56,373
Financials	10.2	642,217
Health Care	20.9	1,309,874
Industrials	17.1	1,071,338
Information Technology	15.9	994,199
Materials	1.8	112,717
Utilities	1.1	69,086
	100.0%	$6,269,253

The summary of inputs used to value the Fund’s investments as of March 31, 2020 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Australia	$—	$115,860	$—	$115,860
Canada	304,847	—	—	304,847
China / Hong Kong	272,060	143,374	—	415,434
Denmark	—	77,745	—	77,745
France	—	328,997	—	328,997
Germany	—	160,390	—	160,390
Ireland	126,523	—	—	126,523
Japan	—	331,810	—	331,810
Mexico	39,370	—	—	39,370
Switzerland	—	304,194	—	304,194
United Kingdom	—	440,760	—	440,760
United States	3,623,323	—	—	3,623,323
Total	$4,366,123	$1,903,130	$—	$6,269,253

See Notes to Financial Statements

7

VANECK VECTORS MORNINGSTAR INTERNATIONAL MOAT ETF

SCHEDULE OF INVESTMENTS

March 31, 2020 (unaudited)

Number of Shares		Value

COMMON STOCKS: 100.4%
Australia: 1.9%
108,214	Crown Resorts Ltd. † #	$499,702
296,447	Telstra Corp. Ltd. #	553,716
		1,053,418
Belgium: 1.5%
8,750	Anheuser-Busch InBev SA/NV #	384,506
9,739	KBC Group NV #	439,645
		824,151
Canada: 1.9%
8,949	Canadian Imperial Bank of Commerce †	515,557
19,269	Enbridge, Inc.	554,778
		1,070,335
China / Hong Kong: 26.1%
538,500	3SBio, Inc. Reg S 144A * #	554,112
1,550,000	Agricultural Bank of China Ltd. #	619,008
3,348,000	Bank of China Ltd. #	1,274,766
199,500	BOC Hong Kong Holdings Ltd. #	547,762
861,000	China Construction Bank Corp. #	700,028
195,800	China Gas Holdings Ltd. #	677,224
326,000	CSPC Pharmaceutical Group Ltd. #	641,424
1,879,000	Industrial & Commercial Bank of China Ltd. #	1,282,119
292,800	Sands China Ltd. #	1,065,487
362,600	Shanghai Pharmaceuticals Holding Co. Ltd. #	611,980
1,268,000	SJM Holdings Ltd. #	1,058,314
95,500	Sun Hung Kai Properties Ltd. #	1,248,868
15,500	Tencent Holdings Ltd. #	766,311
45,585	Trip.com Group Ltd. (USD) *	1,068,968
128,000	Wharf Real Estate Investment Co. Ltd. † #	522,228
653,600	Wynn Macau Ltd. #	980,444
15,790	Yum China Holdings, Inc. (USD)	673,128
		14,292,171
France: 6.8%
21,484	Accor SA #	574,233
6,606	Airbus SE #	423,785
103,542	Orange SA #	1,247,209
5,501	Safran SA #	484,876
21,866	Scor SE #	478,615
7,768	Sodexo SA #	518,989
		3,727,707
Germany: 11.4%
19,490	Bayer AG #	1,111,027
8,942	Bayerische Motoren Werke AG #	454,144
29,277	Fresenius SE & Co. KGaA #	1,084,477
50,123	GEA Group AG #	1,030,124
10,332	HeidelbergCement AG #	439,153
35,364	Infineon Technologies AG #	507,891
23,566	KION Group AG #	1,009,036
7,102	Siemens AG #	591,640
		6,227,492
Italy: 2.8%
140,811	Leonardo SpA #	926,156
1,483,108	Telecom Italia SpA * † #	597,249
		1,523,405
Number of Shares		Value

Japan: 13.8%
17,900	Asahi Group Holdings Ltd. #	$578,420
25,000	Calbee, Inc. #	671,984
34,300	Denso Corp. #	1,091,672
64,400	Japan Tobacco, Inc. #	1,186,442
12,600	Murata Manufacturing Co. Ltd. #	623,910
26,600	Nabtesco Corp. #	606,044
21,200	Nidec Corp. † #	1,088,180
37,000	Takeda Pharmaceutical Co. Ltd. #	1,122,092
22,800	Yaskawa Electric Corp. #	617,477
		7,586,221
Mexico: 1.0%
883,100	America Movil SAB de CV	528,898
Netherlands: 1.4%
61,223	ING Groep NV #	312,106
25,970	Royal Dutch Shell Plc (GBP) #	450,413
		762,519
Singapore: 4.0%
537,300	CapitaLand Ltd. #	1,074,820
186,662	Oversea-Chinese Banking Corp. Ltd. #	1,128,986
		2,203,806
Spain: 3.1%
126,447	Banco Bilbao Vizcaya Argentaria SA #	389,544
32,799	Gas Natural SDG SA #	572,472
21,471	Grifols SA #	714,684
		1,676,700
Sweden: 2.0%
73,882	Elekta AB #	601,392
45,357	Swedbank AB #	499,488
		1,100,880
Switzerland: 12.1%
64,353	ABB Ltd. #	1,112,684
10,290	Cie Financiere Richemont SA #	547,169
123,121	Credit Suisse Group AG #	988,566
31,628	Julius Baer Group Ltd. #	1,053,928
28,875	LafargeHolcim Ltd. #	1,048,250
2,316	Roche Holding AG #	741,265
2,776	The Swatch Group AG #	542,357
65,802	UBS Group AG #	600,000
		6,634,219
United Kingdom: 10.6%
120,975	BP Plc #	495,253
34,431	British American Tobacco Plc #	1,170,871
102,055	HSBC Holdings Plc #	571,921
916,736	Lloyds Banking Group Plc #	357,779
77,146	Smiths Group Plc #	1,161,130
811,142	Vodafone Group Plc #	1,120,227
133,651	WPP Plc #	907,111
		5,784,292
Total Common Stocks (Cost: $65,743,293)		54,996,214

See Notes to Financial Statements

8

Number of Shares		Value

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 0.5% (Cost: $292,469)
Money Market Fund: 0.5%
292,469	State Street Navigator Securities Lending Government Money Market Portfolio	$292,469
Total Investments: 100.9% (Cost: $66,035,762)		55,288,683
Liabilities in excess of other assets: (0.9)%		(495,723)
NET ASSETS: 100.0%		$54,792,960

Definitions:

GBP	British Pound
USD	United States Dollar

Footnotes:

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $785,056.
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $51,654,885 which represents 94.3% of net assets.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $554,112, or 1.0% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Communication Services	10.4%	$5,720,721
Consumer Discretionary	16.5	9,074,607
Consumer Staples	7.3	3,992,223
Energy	2.7	1,500,444
Financials	21.4	11,759,818
Health Care	13.1	7,182,453
Industrials	16.4	9,051,132
Information Technology	2.0	1,131,801
Materials	2.7	1,487,403
Real Estate	5.2	2,845,916
Utilities	2.3	1,249,696
	100.0%	$54,996,214

See Notes to Financial Statements

9

VANECK VECTORS MORNINGSTAR INTERNATIONAL MOAT ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

The summary of inputs used to value the Fund’s investments as of March 31, 2020 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Australia	$—	$1,053,418	$—	$1,053,418
Belgium	—	824,151	—	824,151
Canada	1,070,335	—	—	1,070,335
China / Hong Kong	1,742,096	12,550,075	—	14,292,171
France	—	3,727,707	—	3,727,707
Germany	—	6,227,492	—	6,227,492
Italy	—	1,523,405	—	1,523,405
Japan	—	7,586,221	—	7,586,221
Mexico	528,898	—	—	528,898
Netherlands	—	762,519	—	762,519
Singapore	—	2,203,806	—	2,203,806
Spain	—	1,676,700	—	1,676,700
Sweden	—	1,100,880	—	1,100,880
Switzerland	—	6,634,219	—	6,634,219
United Kingdom	—	5,784,292	—	5,784,292
Money Market Fund	292,469	—	—	292,469
Total	$3,633,798	$51,654,885	$—	$55,288,683

See Notes to Financial Statements

10

VANECK VECTORS MORNINGSTAR WIDE MOAT ETF

SCHEDULE OF INVESTMENTS

March 31, 2020 (unaudited)

Number of Shares		Value

COMMON STOCKS: 100.0%
Banks: 4.5%
1,478,449	Bank of America Corp.	$31,387,472
925,624	US Bancorp	31,887,747
1,819,667	Wells Fargo & Co.	52,224,443
		115,499,662
Capital Goods: 11.6%
177,272	Boeing Co.	26,438,346
608,668	Caterpillar, Inc.	70,629,835
1,164,021	Emerson Electric Co.	55,465,601
451,536	General Dynamics Corp.	59,742,728
195,604	Raytheon Co.	25,653,465
597,568	United Technologies Corp.	56,368,589
		294,298,564
Consumer Durables & Apparel: 4.2%
803,698	NIKE, Inc.	66,497,973
870,634	Polaris Industries, Inc.	41,921,027
		108,419,000
Diversified Financials: 11.5%
351,392	American Express Co.	30,082,669
349,317	Berkshire Hathaway, Inc. *	63,865,627
159,819	BlackRock, Inc.	70,315,565
618,494	State Street Corp.	32,947,175
335,676	T. Rowe Price Group, Inc.	32,778,761
1,845,807	The Charles Schwab Corp.	62,056,031
		292,045,828
Energy: 3.6%
1,485,137	Cheniere Energy, Inc. *	49,752,089
4,054,906	Core Laboratories NV ‡ †	41,927,728
		91,679,817
Food, Beverage & Tobacco: 8.9%
1,611,664	Altria Group, Inc.	62,323,047
216,138	Constellation Brands, Inc.	30,985,544
1,114,846	Kellogg Co.	66,879,612
898,732	Philip Morris International, Inc.	65,571,487
		225,759,690
Health Care Equipment & Services: 7.9%
715,269	Medtronic Plc	64,502,958
507,010	Veeva Systems, Inc. *	79,281,154
573,832	Zimmer Biomet Holdings, Inc.	58,002,939
		201,787,051
Materials: 4.8%
1,493,670	Compass Minerals International, Inc. †	57,461,485
2,755,963	Corteva, Inc.	64,765,130
		122,226,615
Media & Entertainment: 5.2%
900,216	Comcast Corp.	30,949,426
392,121	Facebook, Inc. *	65,405,783
936,998	John Wiley & Sons, Inc.	35,128,055
		131,483,264
Number of Shares		Value

Pharmaceuticals / Biotechnology: 12.7%
246,670	Biogen, Inc. *	$78,041,455
619,126	Bristol-Myers Squibb Co.	34,510,083
1,019,806	Gilead Sciences, Inc.	76,240,697
857,807	Merck & Co., Inc.	65,999,671
2,096,587	Pfizer, Inc.	68,432,600
		323,224,506
Retailing: 3.1%
40,785	Amazon.com, Inc. *	79,519,330
Semiconductor: 7.6%
666,231	Applied Materials, Inc.	30,526,704
1,330,899	Intel Corp.	72,028,254
231,276	KLA-Tencor Corp.	33,243,612
864,749	Microchip Technology, Inc. †	58,629,982
		194,428,552
Software & Services: 11.7%
1,058,572	Blackbaud, Inc.	58,803,675
783,847	Guidewire Software, Inc. * †	62,166,906
218,168	Microsoft Corp.	34,407,275
460,952	Salesforce.com, Inc. *	66,367,869
261,861	ServiceNow, Inc. *	75,044,125
		296,789,850
Transportation: 1.3%
567,070	CSX Corp.	32,493,111
Utilities: 1.4%
491,729	Dominion Energy, Inc.	35,497,916
Total Common Stocks (Cost: $2,892,735,318)		2,545,152,756
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 0.0% (Cost: $94,234)
Money Market Fund: 0.0%
94,234	State Street Navigator Securities Lending Government Money Market Portfolio	94,234
Total Investments: 100.0% (Cost: $2,892,829,552)		2,545,246,990
Liabilities in excess of other assets: (0.0)%		(359,596)
NET ASSETS: 100.0%		$2,544,887,394

See Notes to Financial Statements

11

VANECK VECTORS MORNINGSTAR WIDE MOAT ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Footnotes:

‡	Affiliated issuer-as defined under the Investment Company Act of 1940.
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $75,283,106.

A summary of the Fund’s transactions in securities of affiliates for the period ended March 31, 2020 is set forth below:

Affiliates	Value 09/30/19		Purchases	Sales Proceeds	Realized Gain (Loss)	Dividend Income	Net Change in Unrealized Appreciation (Depreciation)	Value 03/31/20
Core Laboratories NV	$—	(a)	$49,123,530	$(3,547,608)	$(3,828,414)	$1,104,058	$(55,992,125)	$41,927,728

(a)	Security held by the Fund, however not classified as an affiliate at the beginning of the reporting period.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Communication Services	5.2%	$131,483,264
Consumer Discretionary	7.4	187,938,330
Consumer Staples	8.9	225,759,690
Energy	3.6	91,679,817
Financials	16.0	407,545,490
Health Care	20.6	525,011,557
Industrials	12.8	326,791,675
Information Technology	19.3	491,218,402
Materials	4.8	122,226,615
Utilities	1.4	35,497,916
	100.0%	$2,545,152,756

The summary of inputs used to value the Fund’s investments as of March 31, 2020 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks*	$2,545,152,756	$—	$—	$2,545,152,756
Money Market Fund	94,234	—	—	94,234
Total	$2,545,246,990	$—	$—	$2,545,246,990

*	See Schedule of Investments for industry sector breakouts.

See Notes to Financial Statements

12

VANECK VECTORS REAL ASSET ALLOCATION ETF

CONSOLIDATED SCHEDULE OF INVESTMENTS

March 31, 2020 (unaudited)

Number of Shares		Value

EXCHANGE TRADED FUNDS: 47.5% (a)
6,205	Energy Select Sector SPDR Fund †	$180,317
26,479	Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF †	312,982
15,270	iShares Global Infrastructure ETF †	521,471
161,074	iShares Gold Trust *	2,427,385
11,840	iShares MSCI Global Metals & Mining Producers ETF †	228,512
154,225	SPDR Gold MiniShares Trust *	2,424,417
4,784	VanEck Vectors Agribusiness ETF ‡ †	245,754
27,525	VanEck Vectors Coal ETF ‡ †	173,132
23,846	VanEck Vectors Energy Income ETF ‡	216,572
33,582	VanEck Vectors Gold Miners ETF ‡	773,729
4,533	VanEck Vectors Low Carbon Energy ETF * ‡ †	273,044
31,356	VanEck Vectors Oil Services ETF ‡ †	126,051
9,516	VanEck Vectors Steel ETF ‡	208,210
35,026	VanEck Vectors Unconventional Oil & Gas ETF ‡	144,657
18,181	Vanguard Real Estate ETF	1,269,943
Total Exchange Traded Funds (Cost: $10,534,210)		9,526,176
Principal Amount		Value

SHORT-TERM INVESTMENTS: 24.9%
United States Treasury Obligations: 24.9% (Cost: $4,999,616)
$5,000,000	United States Treasury Bill, 1.57% 06/25/20	$4,999,082
Total Investments Before Collateral for Securities Loaned: 72.4% (Cost: $15,533,826)		14,525,258

Number of Shares
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 10.1% (Cost: $2,024,849)
Money Market Fund: 10.1%
2,024,849	State Street Navigator Securities Lending Government Money Market Portfolio	2,024,849
Total Investments: 82.5% (Cost: $17,558,675)		16,550,107
Other assets less liabilities: 17.5%		3,501,749
NET ASSETS: 100.0%		$20,051,856

Footnotes:

(a)	Each underlying fund’s shareholder reports and registration documents are available free of charge on the SEC’s website at https://www.sec.gov
‡	Affiliated issuer – as defined under the Investment Company Act of 1940.
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $3,399,536.

A summary of the Fund’s transactions in securities of affiliates for the period ended March 31, 2020 is set forth below:

Affiliates	Value 09/30/19	Purchases	Sales Proceeds	Realized Gain (Loss)	Dividend Income	Net Change in Unrealized Appreciation (Depreciation)	Value 03/31/20
VanEck Vectors Agribusiness ETF	$629,819	$2,192,333	$(2,294,252)	$(225,663)	$28,789	$(56,483)	$245,754
VanEck Vectors Coal ETF	438,018	2,910,372	(2,653,781)	(550,653)	103,333	29,176	173,132
VanEck Vectors Energy Income ETF	—	1,746,145	(632,723)	(676,325)	27,137	(220,525)	216,572
VanEck Vectors Gold Miners ETF	623,358	4,383,515	(3,611,688)	(483,285)	9,748	(138,171)	773,729
VanEck Vectors Low Carbon Energy ETF	—	1,299,446	(822,759)	(161,190)	—	(42,453)	273,044
VanEck Vectors Oil Services ETF	645,333	1,694,650	(1,358,670)	(709,630)	25,910	(145,632)	126,051
VanEck Vectors Steel ETF	658,101	1,395,200	(1,267,838)	(472,879)	—	(104,374)	208,210
VanEck Vectors Unconventional Oil & Gas ETF	459,934	1,654,980	(1,187,411)	(635,548)	21,437	(147,298)	144,657
	$3,454,563	$17,276,641	$(13,829,122)	$(3,915,173)	$216,354	$(825,760)	$2,161,149

See Notes to Financial Statements

13

VANECK VECTORS REAL ASSET ALLOCATION ETF

CONSOLIDATED SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Agribusiness	1.7%	$245,754
Coal	1.2	173,132
Diversified Commodities Futures	2.2	312,982
Energy	2.7	396,889
Global Metals and Mining	1.6	228,512
Gold Bullion	33.4	4,851,802
Gold Mining	5.3	773,729
Government	34.4	4,999,082
Low Carbon Energy	1.9	273,044
Oil Services	0.9	126,051
Steel	1.4	208,210
Unconventional Oil & Gas	1.0	144,657
US Real Estate Investment Trusts	8.7	1,269,943
Utilities	3.6	521,471
	100.0%	$14,525,258

The summary of inputs used to value the Fund’s investments as of March 31, 2020 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Exchange Traded Funds	$9,526,176	$—	$—	$9,526,176
Money Market Fund	2,024,849	—	—	2,024,849
United States Treasury Obligations	—	4,999,082	—	4,999,082
Total	$11,551,025	$4,999,082	$—	$16,550,107

See Notes to Financial Statements

14

[This Page Intentionally Left Blank.]

15

VANECK VECTORS ETF TRUST

STATEMENTS OF ASSETS AND LIABILITIES

March 31, 2020 (unaudited)

	Long/Flat Trend ETF	Morningstar Durable Dividend ETF	Morningstar Global Wide Moat ETF	Morningstar International Moat ETF

Assets:
Investments, at value (1)
Unaffiliated issuers (2)	$42,022,762	$23,408,952	$6,269,253	$54,996,214
Affiliated issuers (3)	—	—	—	—
Short-term investments held as collateral for securities loaned (4)	296,300	33,813	—	292,469
Cash	291,182	85,569	—	—
Cash denominated in foreign currency, at value (5)	—	—	2,423	596,985
Receivables:
Investment securities sold	1,226,470	—	2,398	—
Shares of beneficial interest sold	—	—	—	—
Due from Adviser	—	3,567	6,451	—
Dividends and interest	1,664	47,015	11,420	271,519
Prepaid expenses	974	391	381	1,085
Total assets	43,839,352	23,579,307	6,292,326	56,158,272

Liabilities:
Payables:
Investment securities purchased	—	—	2,406	—
Collateral for securities loaned	296,300	33,813	—	292,469
Line of credit	—	—	—	1,031,411
Shares of beneficial interest redeemed	1,226,154	—	—	—
Due to Adviser	18,461	—	—	15,866
Due to custodian	—	—	31,227	—
Deferred Trustee fees	3,984	1,285	443	4,053
Accrued expenses	13,093	9,144	9,362	21,513
Total liabilities	1,557,992	44,242	43,438	1,365,312
NET ASSETS	$42,281,360	$23,535,065	$6,248,888	$54,792,960
Shares outstanding	1,750,000	1,000,000	250,000	2,250,000
Net asset value, redemption and offering price per share	$24.16	$23.54	$25.00	$24.35

Net Assets consist of:
Aggregate paid in capital	$52,317,920	$28,069,813	$6,722,853	$75,565,601
Total distributable earnings (loss)	(10,036,560)	(4,534,748)	(473,965)	(20,772,641)
NET ASSETS	$42,281,360	$23,535,065	$6,248,888	$54,792,960
(1) Value of securities on loan	$284,184	$32,805	$—	$785,056
(2) Cost of investments—Unaffiliated issuers	$47,612,352	$26,098,487	$6,601,777	$65,743,293
(3) Cost of investments—Affiliated issuers	$—	$—	$—	$—
(4) Cost of short-term investments held as collateral for securities loaned	$296,300	$33,813	$—	$292,469
(5) Cost of cash denominated in foreign currency	$—	$—	$2,435	$596,134

(a)   Represents consolidated Statement of Assets and Liabilities.

See Notes to Financial Statements

16

Morningstar Wide Moat ETF	Real Asset Allocation ETF (a)

$2,503,225,028	$12,364,109
41,927,728	2,161,149
94,234	2,024,849
4,597	80,969
—	—

—	11,410,826
11,045,998	—
—	—
4,967,024	3,170
66,785	458
2,561,331,394	28,045,530

11,042,709	4,999,616
94,234	2,024,849
4,066,208	—
—	953,702
1,010,460	2,326
—	—
190,032	1,705
40,357	11,476
16,444,000	7,993,674
$2,544,887,394	$20,051,856
58,050,000	1,050,000
$43.84	$19.10

$3,015,724,294	$29,436,374
(470,836,900)	(9,384,518)
$2,544,887,394	$20,051,856
$75,283,106	$3,399,536
$2,788,468,213	$12,309,245
$104,267,105	$3,224,581
$94,234	$2,024,849
$—	$—

See Notes to Financial Statements

17

VANECK VECTORS ETF TRUST

STATEMENTS OF OPERATIONS

For the Six Months Ended March 31, 2020 (unaudited)

	Long/Flat Trend ETF	Morningstar Durable Dividend ETF	Morningstar Global Wide Moat ETF	Morningstar International Moat ETF

Income:
Dividends—unaffiliated issuers	$681,265	$374,342	$72,674	$877,546
Dividends—affiliated issuers	—	—	—	—
Interest	456	37	106	702
Securities lending income	1,664	12	105	15,246
Foreign taxes withheld	—	—	(3,014)	(81,031)
Total income	683,385	374,391	69,871	812,463

Expenses:
Management fees	169,719	30,317	15,543	186,705
Professional fees	20,416	19,571	19,508	21,607
Custodian fees	599	2,274	2,319	5,900
Fund accounting fees	5,526	2,436	2,735	8,520
Reports to shareholders	6,720	3,694	3,620	7,259
IOPV fees	2,213	1,970	1,970	2,562
Trustees’ fees and expenses	810	175	170	272
Registration fees	3,011	3,484	3,065	2,595
Transfer agent fees	1,221	1,228	1,228	1,228
Insurance	1,655	770	760	1,740
Interest	34	37	79	2,443
Other	693	435	682	725
Total expenses	212,617	66,391	51,679	241,556
Waiver of management fees	(25,983)	(30,317)	(15,543)	(30,088)
Expenses assumed by the Adviser	—	(5,675)	(18,073)	—
Net expenses	186,634	30,399	18,063	211,468
Net investment income	496,751	343,992	51,808	600,995

Net realized gain (loss) on:
Investments—unaffiliated issuers	—	(2,380,103)	(157,934)	(5,985,382)
Investments—affiliated issuers	—	—	—	—
In-kind redemptions—unaffiliated issuers	(1,710,788)	344,322	—	695,427
In-kind redemptions—affiliated issuers	—	—	—	—
Foreign currency transactions and foreign denominated assets and liabilities	—	—	(1,398)	(17,849)
Net realized loss	(1,710,788)	(2,035,781)	(159,332)	(5,307,804)

Net change in unrealized appreciation (depreciation) on:
Investments—unaffiliated issuers	(10,081,489)	(2,759,606)	(774,568)	(6,674,923)
Investments—affiliated issuers	—	—	—	—
Foreign currency transactions and foreign denominated assets and liabilities	—	—	(107)	5,045
Net change in unrealized appreciation (depreciation)	(10,081,489)	(2,759,606)	(774,675)	(6,669,878)
Net Decrease in Net Assets Resulting from Operations	$(11,295,526)	$(4,451,395)	$(882,199)	$(11,376,687)

(a)	Represents Consolidated Statement of Operations

See Notes to Financial Statements

18

Morningstar Wide Moat ETF	Real Asset Allocation ETF (a)

$33,799,474	$286,960
1,104,058	197,597
20,572	28,250
36,343	28,761
(165,609)	—
34,794,838	541,568

6,834,392	73,916
22,919	22,406
14,616	1,736
69,181	3,179
52,614	7,271
2,562	2,097
10,757	242
29,252	6,444
1,228	2,458
12,460	814
20,381	—
11,921	490
7,082,283	121,053
—	(39,622)
—	—
7,082,283	81,431
27,712,555	460,137

(37,811,698)	(994,115)
(809,356)	(2,945,456)
108,957,250	(1,792,708)
(3,019,058)	(964,197)

—	—
67,317,138	(6,696,476)

(411,706,814)	(958,848)
(55,992,125)	(812,523)

—	—
(467,698,939)	(1,771,371)
$(372,669,246)	$(8,007,710)

See Notes to Financial Statements

19

VANECK VECTORS ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Long/Flat Trend ETF		Morningstar Durable Dividend ETF
	Six Months Ended March 31, 2020	Year Ended September 30, 2019	Six Months Ended March 31, 2020	For the Period October 30, 2018* through September 30, 2019
	(unaudited)		(unaudited)
Operations:
Net investment income	$496,751	$869,293	$343,992	$251,795
Net realized gain (loss)	(1,710,788)	(1,822,896)	(2,035,781)	712,818
Net change in unrealized appreciation (depreciation)	(10,081,489)	2,238,147	(2,759,606)	70,071
Net increase (decrease) in net assets resulting from operations	(11,295,526)	1,284,544	(4,451,395)	1,034,684

Distributions to shareholders:
Dividends and Distributions	(1,000,040)	(550,200)	(421,910)	(130,030)

Share transactions:**
Proceeds from sale of shares	18,877,077	23,560,640	13,031,128	21,719,158
Cost of shares redeemed	(30,150,710)	(10,687,796)	(2,977,818)	(4,268,752)
Increase (decrease) in net assets resulting from share transactions	(11,273,633)	12,872,844	10,053,310	17,450,406
Total increase (decrease) in net assets	(23,569,199)	13,607,188	5,180,005	18,355,060
Net Assets, beginning of period	65,850,559	52,243,371	18,355,060	—
Net Assets, end of period	$42,281,360	$65,850,559	$23,535,065	$18,355,060

** Shares of Common Stock Issued (no par value)
Shares sold	650,000	900,000	450,000	800,001
Shares redeemed	(1,250,000)	(400,000)	(100,000)	(150,001)
Net increase (decrease)	(600,000)	500,000	350,000	650,000

*	Commencement of operations

See Notes to Financial Statements

20

Morningstar Global Wide Moat ETF		Morningstar International Moat ETF		Morningstar Wide Moat ETF
Six Months Ended March 31, 2020	For the Period October 30, 2018* through September 30, 2019	Six Months Ended March 31, 2020	Year Ended September 30, 2019	Six Months Ended March 31, 2020	Year Ended September 30, 2019
(unaudited)		(unaudited)		(unaudited)

$51,808	$70,454	$600,995	$2,724,202	$27,712,555	$38,743,341
(159,332)	87,961	(5,307,804)	(4,499,913)	67,317,138	155,959,301
(774,675)	442,069	(6,669,878)	(3,098,724)	(467,698,939)	7,136,244
(882,199)	600,484	(11,376,687)	(4,874,435)	(372,669,246)	201,838,886

(181,250)	(11,000)	(2,750,000)	(2,801,050)	(43,002,000)	(29,003,400)

1,519,146	5,203,707	7,963,936	21,706,439	1,185,441,668	1,740,552,075
—	—	(21,594,511)	(20,939,444)	(711,258,095)	(997,112,445)

1,519,146	5,203,707	(13,630,575)	766,995	474,183,573	743,439,630
455,697	5,793,191	(27,757,262)	(6,908,490)	58,512,327	916,275,116
5,793,191	—	82,550,222	89,458,712	2,486,375,067	1,570,099,951
$6,248,888	$5,793,191	$54,792,960	$82,550,222	$2,544,887,394	$2,486,375,067

50,000	200,000	250,000	700,000	22,200,000	36,700,000
—	—	(700,000)	(700,000)	(13,750,000)	(20,700,000)
50,000	200,000	(450,000)	—	8,450,000	16,000,000

See Notes to Financial Statements

21

VANECK VECTORS ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Real Asset Allocation ETF(a)
	Six Months Ended March 31, 2020	Year Ended September 30, 2019
	(unaudited)
Operations:
Net investment income	$460,137	$274,945
Net realized loss	(6,696,476)	(851,309)
Net change in unrealized appreciation (depreciation)	(1,771,371)	704,784
Net increase (decrease) in net assets resulting from operations	(8,007,710)	128,420

Distributions to shareholders:
Dividends and Distributions	(700,005)	(83,400)

Share transactions:**
Proceeds from sale of shares	7,647,599	30,284,674
Cost of shares redeemed	(9,192,728)	(15,258,996)
Increase (decrease) in net assets resulting from share transactions	(1,545,129)	15,025,678
Total increase (decrease) in net assets	(10,252,844)	15,070,698
Net Assets, beginning of period	30,304,700	15,234,002
Net Assets, end of period	$20,051,856	$30,304,700

** Shares of Common Stock Issued (no par value)
Shares sold	300,000	1,200,000
Shares redeemed	(450,000)	(600,000)
Net increase (decrease)	(150,000)	600,000

*	Commencement of operations
(a)	Represents Consolidated Statement of Changes in Net Assets.

See Notes to Financial Statements

22

VANECK VECTORS ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Long/Flat Trend ETF
	For the Six Months Ended March 31, 2020		For the Year Ended September 30, 2019		For the Period October 4, 2017(a) through September 30, 2018
	(unaudited)
Net asset value, beginning of period	$28.02		$28.24		$25.03
Income from investment operations:
Net investment income (b)	0.21		0.39		0.42
Net realized and unrealized gain (loss) on investments		(3.64)		(0.35)	2.89
Total from investment operations		(3.43)	0.04		3.31
Less:
Dividends from net investment income		(0.43)		(0.26)		(0.10)
Net asset value, end of period	$24.16		$28.02		$28.24
Total return (c)	(12.53	)%(d)		0.29%	13.25	%(d)
Ratios/Supplemental Data
Net assets, end of period (000’s)	$42,281		$65,851		$52,243
Ratio of gross expenses to average net assets (f)	0.63	%(e)		0.69%	0.86	%(e)
Ratio of net expenses to average net assets (f)	0.55	%(e)		0.57%	0.56	%(e)
Ratio of net expenses to average net assets excluding interest expense (f)	0.55	%(e)		0.55%	0.55	%(e)
Ratio of net investment income to average net assets (f)	1.46	%(e)		1.47%	1.58	%(e)
Portfolio turnover rate (g)	0	%(d)		59%	28	%(d)

	Morningstar Durable Dividend ETF
	For the Six Months Ended March 31, 2020		For the Period October 30, 2018(a) through September 30, 2019
	(unaudited)
Net asset value, beginning of period	$28.24		$25.36
Income from investment operations:
Net investment income (b)	0.46		0.75
Net realized and unrealized gain (loss) on investments		(4.57)	2.62
Total from investment operations		(4.11)	3.37
Less:
Dividends from net investment income		(0.39)		(0.49)
Distributions from net realized capital gains		(0.20)	—
Total dividends and distributions		(0.59)		(0.49)
Net asset value, end of period	$23.54		$28.24
Total return (c)	(14.95	)%(d)	13.41	%(d)
Ratios/Supplemental Data
Net assets, end of period (000’s)	$23,535		$18,355
Ratio of gross expenses to average net assets	0.63	%(e)	1.14	%(e)
Ratio of net expenses to average net assets	0.29	%(e)	0.29	%(e)
Ratio of net expenses to average net assets excluding interest expense	0.29	%(e)	0.29	%(e)
Ratio of net investment income to average net assets	3.29	%(e)	3.00	%(e)
Portfolio turnover rate (g)	33	%(d)	94	%(d)

(a)	Commencement of operations
(b)	Calculated based upon average shares outstanding
(c)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption at the net asset value on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(d)	Not Annualized
(e)	Annualized
(f)	The ratios presented do not reflect the Fund’s proportionate share of income and expenses from the Fund’s investment in underlying funds.
(g)	Portfolio turnover rates exclude securities received or delivered as a result of processing in-kind capital share transactions.

See Notes to Financial Statements

23

VANECK VECTORS ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Morningstar Global Wide Moat ETF
	For the Six Months Ended March 31, 2020		For the Period October 30, 2018(a) through September 30, 2019
	(unaudited)
Net asset value, beginning of period	$28.97		$25.30
Income from investment operations:
Net investment income (b)	0.22		0.47
Net realized and unrealized gain (loss) on investments	(3.46)		3.31
Total from investment operations	(3.24)		3.78
Less:
Dividends from net investment income	(0.34)		(0.11)
Distributions from net realized capital gains	(0.39)		—
Total dividends and distributions	(0.73)		(0.11)
Net asset value, end of period	$25.00		$28.97
Total return (c)	(11.67	)%(d)	15.01	%(d)
Ratios/Supplemental Data
Net assets, end of period (000’s)	$6,249		$5,793
Ratio of gross expenses to average net assets	1.49	%(e)	2.50	%(e)
Ratio of net expenses to average net assets	0.52	%(e)	0.56	%(e)
Ratio of net expenses to average net assets excluding interest expense	0.52	%(e)	0.52	%(e)
Ratio of net investment income to average net assets	1.50	%(e)	1.86	%(e)
Portfolio turnover rate (f)	29	%(d)	71	%(d)

	Morningstar International Moat ETF
	For the Six Months Ended March 31,		For the Year Ended September 30,				For the Period July 13, 2015(a) through September 30,
	2020		2019	2018	2017	2016	2015
	(unaudited)
Net asset value, beginning of period	$30.57		$33.13	$35.49	$28.34	$26.48	$30.17
Income from investment operations:
Net investment income	0.25	(b)	1.00 (b)	0.91 (b)	0.93 (b)	0.76	0.18
Net realized and unrealized gain (loss) on investments		(5.22)	(2.50)	(1.27)	6.59	1.33		(3.87)
Total from investment operations		(4.97)	(1.50)	(0.36)	7.52	2.09		(3.69)
Less:
Dividends from net investment income		(1.25)	(1.06)	(0.98)	(0.37)	(0.23)	—
Distributions from net realized capital gains	—		—	(1.02)	—	—	—
Total dividends and distributions		(1.25)	(1.06)	(2.00)	(0.37)	(0.23)	—
Net asset value, end of period	$24.35		$30.57	$33.13	$35.49	$28.34	$26.48
Total return (c)	(17.23	)%(d)	(4.25)%	(1.14)%	26.91%	7.91%	(12.23	)%(d)
Ratios/Supplemental Data
Net assets, end of period (000’s)	$54,793		$82,550	$89,459	$81,631	$12,755	$10,591
Ratio of gross expenses to average net assets	0.65	%(e)	0.69%	0.72%	0.84%	1.62%	2.49	%(e)
Ratio of net expenses to average net assets	0.57	%(e)	0.57%	0.57%	0.56%	0.56%	0.56	%(e)
Ratio of net expenses to average net assets excluding interest expense	0.56	%(e)	0.56%	0.56%	0.56%	0.56%	0.56	%(e)
Ratio of net investment income to average net assets	1.61	%(e)	3.26%	2.67%	2.92%	2.99%	3.27	%(e)
Portfolio turnover rate (f)	47	%(d)	85%	112%	129%	168%	54	%(d)

(a)	Commencement of operations
(b)	Calculated based upon average shares outstanding
(c)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption at the net asset value on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(d)	Not Annualized
(e)	Annualized
(f)	Portfolio turnover rates exclude securities received or delivered as a result of processing in-kind capital share transactions.

See Notes to Financial Statements

24

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Morningstar Wide Moat ETF
	For the Six Months Ended March 31,		For the Year Ended September 30,
	2020		2019	2018	2017	2016	2015
	(unaudited)
Net asset value, beginning of period	$50.13		$46.73	$40.33	$34.01	$27.96	$31.27
Income from investment operations:
Net investment income	0.48	(b)	0.89 (b)	0.73 (b)	0.53 (b)	0.48	0.57
Net realized and unrealized gain (loss) on investments		(6.05)	3.25	6.13	6.20	6.19	(3.46)
Total from investment operations		(5.57)	4.14	6.86	6.73	6.67	(2.89)
Less:
Dividends from net investment income		(0.72)	(0.74)	(0.46)	(0.41)	(0.62)	(0.42)
Net asset value, end of period	$43.84		$50.13	$46.73	$40.33	$34.01	$27.96
Total return (c)	(11.41	)%(d)	9.21%	17.11%	19.96%	24.23%	(9.41)%
Ratios/Supplemental Data
Net assets, end of period (000’s)	$2,544,887		$2,486,375	$1,570,100	$1,286,451	$753,358	$742,364
Ratio of gross expenses to average net assets	0.47	%(e)	0.48%	0.49%	0.48%	0.50%	0.50%
Ratio of net expenses to average net assets	0.47	%(e)	0.48%	0.49%	0.48%	0.49%	0.49%
Ratio of net expenses to average net assets excluding interest expense	0.47	%(e)	0.48%	0.49%	0.48%	0.49%	0.49%
Ratio of net investment income to average net assets	1.83	%(e)	1.90%	1.69%	1.42%	1.44%	1.88%
Portfolio turnover rate (g)	21	%(d)	58%	56%	53%	178%	14%

	Real Asset Allocation ETF (h)
	For the Six Months Ended March 31, 2020		For the Year Ended September 30, 2019	For the Period April 9, 2018(a) through September 30, 2018
	(unaudited)
Net asset value, beginning of period	$25.25		$25.39	$25.18
Income from investment operations:
Net investment income (b)	0.38		0.31	0.10
Net realized and unrealized gain (loss) on investments		(5.92)	(0.31)	0.11
Total from investment operations		(5.54)	0.00	0.21
Less:
Dividends from net investment income		(0.61)	(0.14)	—
Net asset value, end of period	$19.10		$25.25	$25.39
Total return (c)	(22.59	)%(d)	0.02%	0.83	%(d)
Ratios/Supplemental Data
Net assets, end of period (000’s)	$20,052		$30,305	$15,234
Ratio of gross expenses to average net assets (f)	0.82	%(e)	0.93%	1.57	%(e)
Ratio of net expenses to average net assets (f)	0.55	%(e)	0.55%	0.55	%(e)
Ratio of net expenses to average net assets excluding interest expense (f)	0.55	%(e)	0.55%	0.55	%(e)
Ratio of net investment income to average net assets (f)	3.11	%(e)	1.23%	0.78	%(e)
Portfolio turnover rate (g)	112	%(d)	449%	130	%(d)

(a)	Commencement of operations
(f)	Calculated based upon average shares outstanding
(c)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption at the net asset value on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(d)	Not Annualized
(e)	Annualized
(f)	The ratios presented do not reflect the Fund’s proportionate share of income and expenses from the Fund’s investment in underlying funds.
(g)	Portfolio turnover rates exclude securities received or delivered as a result of processing in-kind capital share transactions.
(h)	Represents Consolidated Financial Highlights

See Notes to Financial Statements

25

VANECK VECTORS ETF TRUST

NOTES TO FINANCIAL STATEMENTS

March 31, 2020 (unaudited)

Note 1—Fund Organization—VanEck Vectors ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust was incorporated in Delaware as a statutory trust on March 15, 2001. The Trust operates as a series fund, and offers multiple investment portfolios, each of which represents a separate series of the Trust. These financial statements relate only to the investment portfolios listed in the diversification table below (each a “Fund” and, collectively, the “Funds”).

Each Fund, except for Real Asset Allocation ETF, was created to provide investors with the opportunity to purchase a security representing a proportionate undivided interest in a portfolio of securities consisting of substantially all of the common stocks in approximately the same weighting as their index. The Real Asset Allocation ETF seeks to achieve its investment objective by investing primarily in exchange traded products (the “ETPs”) that provide exposure to real assets, which include commodities, real estate, natural resources, and infrastructure, using a proprietary, rules-based real asset allocation model.

Fund	Diversification Classification
Long/Flat Trend ETF*	Non-Diversified
Morningstar Durable Dividend ETF	Non-Diversified
Morningstar Global Wide Moat ETF	Non-Diversified
Morningstar International Moat ETF	Diversified
Morningstar Wide Moat ETF	Diversified
Real Asset Allocation ETF	Non-Diversified

*	Formerly known as NDR CMG Long/Flat Allocation ETF

Note 2—Significant Accounting Policies—The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The Funds are investment companies and follow accounting and reporting requirements of Accounting Standards Codification (“ASC”) 946 Financial Services—Investment Companies.

The following summarizes the Funds’ significant accounting policies.

A.	Security Valuation—The Funds value their investments in securities and other assets and liabilities at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Securities traded on the NASDAQ Stock Market LLC (“NASDAQ”) are valued at the NASDAQ official closing price. Securities traded on national exchanges are valued at the closing price on the markets in which the securities trade. Over-the-counter securities not included on NASDAQ and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. To the extent these securities are actively traded they are categorized as Level 1 in the fair value hierarchy (described below). Certain foreign securities, whose values may be affected by market direction or events occurring before the Funds’ pricing time (4:00 p.m. Eastern Time) but after the last close of the securities’ primary market, are fair valued using a pricing service and are categorized as Level 2 in the fair value hierarchy. The pricing service, using methods approved by the Board of Trustees, considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant ADR’s and futures contracts. The Funds may also fair value securities in other situations, such as when a particular foreign market is closed but the Fund is open. Short-term obligations with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates fair value. Money market fund investments are valued at net asset value and are categorized as Level 1 in the fair value hierarchy. The Pricing Committee of Van Eck Associates Corporation (“VEAC”) and Van Eck Absolute Return Advisers Corporation (“VEARA”) (VEAC and VEARA, collectively referred to as the “Adviser”) provides oversight of the Funds’ valuation policies and procedures, which are approved by the Funds’ Board of Trustees. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities dealers, and other market sources to determine fair value. The Pricing Committee convenes regularly to review the fair value of financial instruments or other assets. If market quotations for a security or other asset are not readily available, or if the Adviser believes they do not otherwise reflect the fair value of a security or asset, the security or asset will be fair valued by the Pricing Committee in accordance with the Funds’ valuation policies and procedures. The Pricing Committee employs various methods for calibrating the valuation approaches utilized to determine fair value,
26

including a regular review of key inputs and assumptions, periodic comparisons to valuations provided by other independent pricing services, transactional back-testing and disposition analysis.

Certain factors such as economic conditions, political events, market trends, the nature of and duration of any restrictions on disposition, trading in similar securities of the issuer or comparable issuers and other security specific information are used to determine the fair value of these securities. Depending on the relative significance of valuation inputs, these securities may be classified either as Level 2 or Level 3 in the fair value hierarchy. The price which the Funds may realize upon sale of an investment may differ materially from the value presented in the Schedules of Investments.

The Funds utilize various methods to measure the fair value of their investments on a recurring basis, which includes a hierarchy that prioritizes inputs to valuation methods used to measure fair value. The fair value hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels of the fair value hierarchy are described below:

Level 1 — Quoted prices in active markets for identical securities.

Level 2 — Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of the inputs and the levels used to value the Funds’ investments, are located in the Schedules of Investments. Additionally, tables that reconcile the valuation of the Funds’ Level 3 investments and that present additional information about valuation methodologies and unobservable inputs, if applicable, are located in the Schedules of Investments.

B.	Basis for Consolidation—The Real Asset Allocation ETF invests in certain ETPs through the Real Asset Allocation Subsidiary (the “Subsidiary”), a wholly-owned subsidiary organized under the laws of the Cayman Islands. The Fund’s investment in the Subsidiary may not exceed 25% of the value of the Fund’s total assets at each quarter-end of the Fund’s fiscal year. Consolidated financial statements of the Fund present the financial position and results of operations for the Fund and its wholly-owned Subsidiary. All interfund account balances and transactions between the Fund and Subsidiary have been eliminated in consolidation.

C.	Federal Income Taxes—It is each Fund’s policy to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

D.	Dividends and Distributions to Shareholders—Dividends to shareholders from net investment income and distributions from net realized capital gains, if any, are declared and paid annually by each Fund (except for dividends from net investment income from Morningstar Durable Dividend ETF, which are declared and paid quarterly). Income dividends and capital gain distributions are determined in accordance with U.S. income tax regulations, which may differ from such amounts determined in accordance with GAAP.

E.	Currency Translation—Assets and liabilities denominated in foreign currencies and commitments under foreign currency contracts are translated into U.S. dollars at the closing prices of such currencies each business day as quoted by one or more sources. Purchases and sales of investments are translated at the exchange rates prevailing when such investments are acquired or sold. Foreign denominated income and expenses are translated at the exchange rates prevailing when accrued. The portion of realized and unrealized gains and losses on investments that result from fluctuations in foreign currency exchange rates is not separately disclosed in the financial statements. Such amounts are included with the net realized and unrealized gains and losses on investment securities in the Statements of Operations. Recognized gains or losses attributable to foreign currency fluctuations on foreign currency denominated assets, other than investments, and liabilities are recorded as net realized gain (loss) on foreign currency transactions and foreign denominated assets and liabilities in the Statements of Operations.
27

VANECK VECTORS ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

F.	Restricted Securities—The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if any, is included at the end of each Fund’s Schedule of Investments.

G.	Offsetting Assets and Liabilities—In the ordinary course of business, the Funds enter into transactions subject to enforceable master netting or other similar agreements. Generally, the right of offset in those agreements allows the Funds to offset any exposure to a specific counterparty with any collateral received or delivered to that counterparty based on the terms of the agreements. The Funds may pledge or receive cash and or securities as collateral for derivative instruments and securities lending. For financial reporting purposes, the Funds present securities lending assets and liabilities on a gross basis in the Statements of Assets and Liabilities. Cash collateral held in the form of money market fund investments, if any, at March 31, 2020 is presented in the Schedules of Investments and in the Statements of Assets and Liabilities. Non-cash collateral is disclosed in Note 9 (Securities Lending).

H.	Other—Security transactions are accounted for on trade date. Realized gains and losses are determined based on the specific identification method. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recognized upon notification of the ex-dividend date. Interest income, including amortization of premiums and discounts, is accrued as earned.

The Funds earn interest income on uninvested cash balances held at the custodian bank. Such amounts, if any, are presented as interest income in the Statements of Operations.

The character of distributions received from investment in underlying funds may be comprised of net investment income, capital gains, and return of capital. It is the Funds’ policy to estimate the character of distributions received from these investments based on historical data provided by the underlying funds if actual amounts are not available. After each calendar year end, the underlying funds report the actual tax character of these distributions. Differences between the estimated and actual amounts are reflected in the Funds’ records in the year in which they are reported by adjusting the related cost basis of investments, capital gains and income, as necessary.

In the normal course of business, the Funds enter into contracts that contain a variety of general indemnifications. The Funds’ maximum exposure under these agreements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Adviser believes the risk of loss under these arrangements to be remote.

Note 3—Investment Management and Other Agreements—VEAC is the investment adviser to the Long/Flat Trend ETF, Morningstar Durable Dividend ETF, Morningstar Global Wide Moat ETF, Morningstar International Moat ETF and Morningstar Wide Moat ETF. VEARA is the investment adviser to the Real Asset Allocation ETF and its Subsidiary. VEARA is a wholly-owned subsidiary of VEAC. The Adviser receives a management fee, calculated daily and payable monthly based on an annual rate of each Fund’s average daily net assets. The Adviser has agreed, until at least February 1, 2021, to waive management fees and assume expenses to prevent each Fund’s total annual operating expenses (excluding acquired fund fees and expenses, interest expense, trading expenses, taxes and extraordinary expenses) from exceeding expense limitations listed in the following table.

The current management fee rate and expense limitations for the period ended March 31, 2020, are as follows:

Fund	Management Fees	Expense Limitation
Long/Flat Trend ETF	0.50%	0.55%
Morningstar Durable Dividend ETF	0.29	0.29
Morningstar Global Wide Moat ETF	0.45	0.52
Morningstar International Moat ETF	0.50	0.56
Morningstar Wide Moat ETF	0.45	0.49
Real Asset Allocation ETF	0.50	0.55

Refer to the Statements of Operations for amounts waived/assumed by the Adviser.

In addition, Van Eck Securities Corporation, an affiliate of the Adviser, acts as the Funds’ distributor (“the Distributor”). Certain officers and a Trustee of the Trust are officers, directors or stockholders of the Adviser and Distributor.

28

The Adviser waives the management fees it charges the Funds by the amount it collects as a management fee from underlying funds managed by the Adviser. For the period ended March 31, 2020, the Adviser waived management fees of $18,239 due to such investments held in the Real Asset Allocation ETF.

At March 31, 2020, the Adviser owned approximately 15% of Morningstar Global Wide Moat ETF.

Effective November 4, 2019, State Street Bank and Trust Company is the Funds’ custodian, securities lending agent and transfer agent. Prior to November 4, 2019, Bank of New York Mellon provided these services to the Funds.

For the period ended March 31, 2020, there were offsets to custodian fees under an expense offset agreement and these amounts are reflected in custody expense in the Statements of Operations.

Note 4—Capital Share Transactions—As of March 31, 2020, there were an unlimited number of capital shares of beneficial interest authorized by the Trust with no par value. Fund shares are not individually redeemable and are issued and redeemed at their net asset value per share only through certain authorized broker-dealers (“Authorized Participants”) in blocks of shares (“Creation Units”), consisting of 50,000 shares, or multiples thereof.

The consideration for the purchase or redemption of Creation Units of the Funds generally consists of the in-kind contribution or distribution of securities constituting the Funds’ underlying index (“Deposit Securities”) plus a balancing cash component to equate the transaction to the net asset value per share of the Fund on the transaction date. Cash may also be substituted in an amount equivalent to the value of certain Deposit Securities, generally as a result of market circumstances, or when the securities are not available in sufficient quantity for delivery, or are not eligible for trading by the Authorized Participant. The Funds may issue Creation Units in advance of receipt of Deposit Securities subject to various conditions, including, for the benefit of the Funds, a requirement to maintain cash collateral on deposit at the custodian equal to at least 115% of the daily marked to market value of the missing Deposit Securities.

Authorized Participants purchasing and redeeming Creation Units may pay transaction fees directly to the transfer agent. In addition, the Funds may impose certain variable fees for creations and redemptions with respect to transactions in Creation Units for cash, or on transactions effected outside the clearing process, which are treated as increases in capital. These variable fees, if any, are reflected in share transactions in the Statements of Changes in Net Assets.

Note 5—Investments—For the period ended March 31, 2020, purchases and sales of investments (excluding short-term investments and in-kind capital share transactions) and the purchases and sales of investments resulting from in-kind capital share transactions (excluding short-term investments) were as follows:

			In-kind Capital Share Transactions
Fund	Purchases	Sales	Purchases	Sales
Long/Flat Trend ETF	$—	$—	$18,877,017	$30,900,057
Morningstar Durable Dividend ETF	6,855,055	6,726,526	13,028,723	3,193,917
Morningstar Global Wide Moat ETF	1,907,800	2,003,655	1,508,393	—
Morningstar International Moat ETF	35,043,356	37,565,054	7,840,962	20,991,448
Morningstar Wide Moat ETF	615,926,541	625,351,432	1,128,397,161	659,222,395
Real Asset Allocation ETF	28,460,753	31,265,553	10,882,545	6,693,639

Note 6—Income Taxes—As of March 31, 2020, for Federal income tax purposes, the identified cost, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation (depreciation) of investments owned were as follows:

Fund	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Long/Flat Trend ETF	$47,908,652	$—	$(5,589,590)	$(5,589,590)
Morningstar Durable Dividend ETF	26,122,026	685,289	(3,364,550)	(2,679,261)
Morningstar Global Wide Moat ETF	6,603,535	279,728	(614,010)	(334,282)
Morningstar International Moat ETF	66,041,497	1,314,858	(12,067,672)	(10,752,814)
Morningstar Wide Moat ETF	2,893,229,906	87,329,202	(435,312,118)	(347,982,916)
Real Asset Allocation ETF	17,689,642	1,043,104	(2,182,639)	(1,139,535)
29

VANECK VECTORS ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

The tax character of dividends paid to shareholders during the year ended September 30, 2019 was as follows:

Fund	Ordinary Income*
Long/Flat Trend ETF	$550,200
Morningstar Durable Dividend ETF	130,030
Morningstar Global Wide Moat ETF	11,000
Morningstar International Moat ETF	2,801,050
Morningstar Wide Moat ETF	29,003,400
Real Asset Allocation ETF	83,400

*	Includes short-term capital gains (if any).

The tax character of current year distributions will be determined at the end of the current fiscal year.

At September 30, 2019, the Funds had capital loss carryforwards available to offset future capital gains, as follows:

Fund	Short-Term Capital Losses with No Expiration	Long-Term Capital Losses with No Expiration	Total
Long/Flat Trend ETF	$(2,821,262)	$(84,444)	$(2,905,706)
Morningstar International Moat ETF	(3,020,555)	(1,928,413)	(4,948,968)
Morningstar Wide Moat ETF	(127,351,331)	(76,887,791)	(204,239,122)
Real Asset Allocation ETF	(1,591,002)	—	(1,591,002)

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more-likely-than-not” to be sustained assuming examination by applicable tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on return filings for all open tax years. The Funds do not have exposure for additional years that might still be open in certain foreign jurisdictions. Therefore, no provision for income tax is required in the Funds’ financial statements. However, certain Funds are subject to foreign taxes on the appreciation in value of certain investments. The Funds provide for such taxes on both realized and unrealized appreciation.

The Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statements of Operations. During the period ended March 31, 2020, the Funds did not incur any interest or penalties.

Note 7—Principal Risks—Non-diversified funds generally hold securities of fewer issuers than diversified funds (See Note 1) and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers. The Funds may purchase securities on foreign exchanges. Securities of foreign issuers involve special risks and considerations not typically associated with investing in U.S. issuers. These risks include devaluation of currencies, currency controls, less reliable information about issuers, different securities transaction clearance and settlement practices, future adverse political and economic developments and local/regional conflicts or natural or other disasters, such as the recent coronavirus outbreak. These risks are heightened for investments in emerging market countries. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of comparable U.S. issuers

Long/Flat Trend ETF may invest in shares of other funds, including ETFs that track the S&P 500 Index. As a result, the Fund will indirectly be exposed to the risks of an investment in the underlying funds. Shares of other funds have many of the same risks as direct investments in common stocks or bonds. In addition, the market value of the Fund’s shares is expected to rise and fall as the value of the underlying index or bond rises and falls. The market value of such funds’ shares may differ from the net asset value of the particular fund.

Real Asset Allocation ETF may concentrate its investments in ETPs that invest directly in, or have exposure to, equity and debt securities, as well as real asset categories such as commodities, real estate, natural resources and infrastructure. Such investments may subject the ETPs to greater volatility than investments in traditional securities. The Fund is dependent on the performance of underlying funds and is subject to the risks of those funds. Changes in laws or government regulations by the United States and/or the Cayman Islands could adversely affect the operations of the Fund.

A recent outbreak of respiratory disease caused by a novel coronavirus, which was first detected in China in December 2019, has subsequently spread internationally and has been declared a pandemic by the World Health Organization.

30

The coronavirus has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, loss of life, as well as general concern and uncertainty. The coronavirus has already negatively impacted the economies of many nations, individual companies, the market and the Funds. This pandemic is expected to have a continued impact in ways that cannot necessarily be foreseen presently.

A more complete description of risks is included in each Fund’s Prospectus and Statement of Additional Information.

Note 8—Trustee Deferred Compensation Plan—The Trust has a Deferred Compensation Plan (the “Plan”) for Trustees under which the Trustees can elect to defer receipt of their trustee fees until retirement, disability or termination from the Board of Trustees. The fees otherwise payable to the participating Trustees are deemed invested in shares of the Funds as directed by the Trustees.

The expense for the Plan is included in “Trustees’ fees and expenses” in the Statements of Operations. The liability for the Plan is shown as “Deferred Trustee fees” in the Statements of Assets and Liabilities.

Note 9—Securities Lending—To generate additional income, each of the Funds may lend its securities pursuant to a securities lending agreement with the securities lending agent. Each Fund may lend up to 33% of its investments requiring that the loan be continuously collateralized by cash, cash equivalents, U.S. government securities, or any combination of cash and such securities at all times equal to at least 102% (105% for foreign securities) of the market value plus accrued interest on the securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. During the term of the loan, the Funds will continue to receive any dividends, interest or amounts equivalent thereto, on the securities loaned while receiving a fee from the borrower and or earning interest on the investment of the cash collateral. Such fees and interest are shared with the securities lending agent under the terms of the securities lending agreement. Securities lending income is disclosed as such in the Statements of Operations. The cash collateral is maintained on the Funds’ behalf by the lending agent and is invested in the State Street Navigator Securities Lending Government Money Market Portfolio. Non-cash collateral consists of U.S. Treasuries and U.S. Government Agency securities, and is not disclosed in the Funds’ Schedules of Investments or Statements of Assets and Liabilities as it is held by the agent on behalf of the Funds, and the Funds do not have the ability to re-hypothecate those securities. Loans are subject to termination at the option of the borrower or the Funds. Upon termination of the loan, the borrower will return to the Fund securities identical to the securities loaned. The Funds bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower of the securities fail financially. The value of loaned securities and related cash collateral, if any, at March 31, 2020 are presented on a gross basis in the Schedules of Investments and Statements of Assets and Liabilities. The following is a summary of the Funds’ securities on loan and related collateral as of March 31, 2020:

Fund	Market Value of Securities on Loan	Cash Collateral	Non-Cash Collateral	Total Collateral
Long/Flat Trend ETF	$284,184	$296,300	$—	$296,300
Morningstar Durable Dividend ETF	32,805	33,813	—	33,813
Morningstar International Moat ETF	785,056	292,469	561,584	854,053
Morningstar Wide Moat ETF	75,283,106	94,234	78,637,886	78,732,121
Real Asset Allocation ETF	3,399,536	2,024,849	1,447,398	3,472,247

The following table presents money market fund investments held as collateral by type of security on loan as of March 31, 2020:

Gross Amount of Recognized Liabilities for Securities Loaned in the Statements of Assets and Liabilities*
Fund	Equity Securities
Long/Flat Trend ETF	$296,300
Morningstar Durable Dividend ETF	33,813
Morningstar International Moat ETF	292,469
Morningstar Wide Moat ETF	94,234
Real Asset Allocation ETF	2,024,849

*	Remaining contractual maturity: overnight and continuous
31

VANECK VECTORS ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

Note 10—Bank Line of Credit—The Funds may participate in a $200 million committed credit facility (the “Facility”) to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares of the Funds at the request of the shareholders and other temporary or emergency purposes. The Funds have agreed to pay commitment fees, pro rata, based on the unused but available balance. Interest is charged to the Funds at rates based on prevailing market rates in effect at the time of borrowings. During the period ended March 31, 2020, the following Funds borrowed under this Facility:

Fund	Days Outstanding	Average Daily Loan Balance	Average Interest Rate
Morningstar International Moat ETF	97	$339,598	2.92%
Morningstar Wide Moat ETF	66	4,008,702	2.95
Real Asset Allocation ETF	17	506,439	2.96

Outstanding loan balances as of March 31, 2020, if any, are reflected in the Statements of Assets and Liabilities.

Note 11—Recent Accounting Pronouncements—The Funds early adopted certain provisions of Accounting Standards Update No. 2018-13 Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”) that eliminate and modify certain disclosure requirements for fair value measurements. The adoption of certain provisions of the ASU 2018-13 had no material effect on financial statements and related disclosures. Management evaluated the additional requirements, not yet adopted, and they are not expected to have a material impact to the financial statements. Public companies will be required to disclose the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements. ASU 2018-13 is effective for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years.

Note 12—Subsequent Event Review—The Funds have evaluated subsequent events and transactions for potential recognition or disclosure through the date the financial statements were issued.

32

VANECK VECTORS ETF TRUST

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT

(unaudited)

At a meeting held on February 26, 2020 (the “Meeting”), the Board of Trustees (the “Board”) of VanEck Vectors® ETF Trust (the “Trust”), including all of the Trustees that are not interested persons of the Trust (the “Independent Trustees”), considered and approved an investment management agreement between the Trust and Van Eck Associates Corporation (the “Adviser”) (the “Investment Management Agreement”) with respect to the VanEck Vectors Innovation ETF (the “Fund”).

The Board’s approval of the Investment Management Agreement was based on a comprehensive consideration of all of the information available to the Trustees and was not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered those factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors.

In advance of the Meeting, the Trustees received materials from the Adviser, including expense information for other funds. The Adviser provided the Trustees with information regarding, among other things, the various aspects of the Fund’s proposed investment program, fee arrangements and service provider arrangements. The Independent Trustees’ consideration of the Investment Management Agreement was based, in part, on their review of information obtained through discussions with the Adviser at the Meeting regarding the management of the Fund, information obtained at other meetings of the Trustees and/or based on their review of the materials provided by the Adviser, including the background and experience of the portfolio managers and others proposed to be involved in the management and administration of the Fund. The Trustees also considered the terms and scope of services that the Adviser would provide under the Investment Management Agreement, including the Adviser’s commitment to waive certain fees and/or pay expenses of the Fund to the extent necessary to prevent the operating expenses of the Fund from exceeding agreed upon limits for a period of at least one year following the effective date of the registration statement.

The Trustees considered the benefits, other than the fees under the Investment Management Agreement, that the Adviser would receive from serving as adviser to the Fund. The Trustees did not consider historical information about the cost of the services provided by the Adviser or the profitability of the Fund to the Adviser because the Fund had not yet commenced operations. In addition, because the Fund had not yet commenced operations, the Trustees could not consider the historical performance or actual management fees or operating expenses of, or the quality of services previously provided to, the Fund by the Adviser, although they concluded that the nature, quality, and extent of the services to be provided by the Adviser were appropriate based on the Trustees’ knowledge of the Adviser and its personnel and the operations of the other series of the Trust.

The Independent Trustees were advised by and met in executive session with their independent counsel at the Meeting as part of their consideration of the Investment Management Agreement.

In voting to approve the Investment Management Agreement, the Trustees, including the Independent Trustees, concluded that the terms of the Investment Management Agreement are reasonable and fair in light of the services to be performed, expenses to be incurred and such other matters as the Trustees considered relevant in the exercise of their reasonable judgment. The Trustees further concluded that the Investment Management Agreement is in the best interest of the Fund and the Fund’s shareholders.

33

VANECK VECTORS ETF TRUST

FUNDS’ LIQUIDITY RISK MANAGEMENT PROGRAM

(unaudited)

In accordance with Rule 22e-4 (the “Liquidity Rule”) under the 1940 Act, the Funds have implemented a Liquidity Risk Management Program (the “Program”). The Program outlines certain techniques, tools and arrangements employed for the assessment and management of Fund liquidity risk, and the terms, contents and frequency of reporting of certain issues to the Board. Liquidity is managed taking account of the Funds’ investment strategy, liquidity profile, and, importantly, the fact that for most funds redemptions are settled primarily as in-kind redemptions. In this regard, certain of the Funds qualify as “In-Kind ETFs” under the Liquidity Rule because they meet redemptions through in-kind transfers of securities, positions and assets other than a de minimis amount of cash and publish their portfolio holdings daily. In-Kind ETFs are exempt from the Liquidity Rule’s classification and highly liquid investment minimum (“HLIM”) provisions, discussed below.

Under the Program and in accordance with the Liquidity Rule, each Fund’s liquidity risk is assessed at least annually taking into consideration certain factors enumerated in the Liquidity Rule, as applicable. The Liquidity Rule calls for considering certain such factors under both normal and reasonably foreseeable stressed market conditions.

With respect to each Fund that does not qualify under the Liquidity Rule as an “In-Kind ETF,” the Liquidity Rule and the Program require that each portfolio holding be classified into one of four liquidity classification categories. The Liquidity Rule requires that such classification determinations be made taking into account relevant market, trading and investment-specific considerations as well as market depth. The relevant Funds utilize data from a third-party vendor to assist with these determinations.

Funds that do not qualify as “In-Kind ETFs” are also required to determine and periodically review an HLIM – a minimum percentage of Fund net assets that are to be invested in Highly Liquid Investments that are assets – and adopt certain related procedures. A Highly Liquid Investment is defined as cash and any investment reasonably expected to be convertible to cash in current market conditions in three business days or less without the conversion to cash significantly changing the market value of the investment.

The Liquidity Rule provides an exemption from the HLIM requirements for Funds that “primarily” hold Highly Liquid Investments, as defined in the Program. For the period December 1, 2018 to December 31, 2019 (the “Review Period”), the Funds that were not In-Kind ETFs qualified for an exemption and therefore have not determined an HLIM or adopted the related procedures.

The Board reviewed a report prepared by each Fund’s Adviser regarding the operation and effectiveness of the Program for the Review Period. During the Review Period, the Funds maintained a high level of liquidity and primarily held assets that are defined under the Liquidity Rule as “Highly Liquid Investments.” Further information on liquidity risks applicable to the Fund can be found in the Fund’s prospectus.

34

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by a VanEck Vectors ETF Trust (the “Trust”) prospectus and summary prospectus, which includes more complete information. Investing involves substantial risk and high volatility, including possible loss of principal. An investor should consider the investment objective, risks, charges and expenses of the Fund carefully before investing. To obtain a prospectus and summary prospectus, which contains this and other information, call 800.826.2333 or visit vaneck.com. Please read the prospectus and summary prospectus carefully before investing.

Additional information about the Trust’s Board of Trustees/Officers and a description of the policies and procedures the Trust uses to determine how to vote proxies relating to portfolio securities are provided in the Statement of Additional Information. The Statement of Additional Information and information regarding how the Trust voted proxies relating to portfolio securities during the most recent twelve month period ending June 30 is available, without charge, by calling 800.826.2333, or by visiting vaneck.com, or on the Securities and Exchange Commission’s website at http://www.sec.gov.

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-PORT. The Trust’s Form N-PORT Filings are available on the Commission’s website at http://www.sec.gov and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 202.942.8090. The Funds’ complete schedules of portfolio holdings are also available by calling 800.826.2333 or by visiting vaneck.com.

Investment Adviser:	Van Eck Associates Corporation
Distributor:	Van Eck Securities Corporation
	666 Third Avenue, New York, NY 10017
	vaneck.com
Account Assistance:	800.826.2333	STRATSAR

Item 2.	CODE OF ETHICS.

Not applicable.

Item 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

Item 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

Item 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

Item 6.	SCHEDULE OF INVESTMENTS.

Information included in Item 1.

Item 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 8.	PORTFOLIO MANAGER OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 9.	PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

Item 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

Item 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 13.	EXHIBITS.

(a)(1)	Not applicable.

(a)(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) is attached as Exhibit 99.CERT

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is furnished as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) VANECK VECTORS ETF TRUST

By (Signature and Title)	/s/ John J. Crimmins, Treasurer & Chief Financial Officer

Date June 8, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Jan F. van Eck, Chief Executive Officer

Date June 8, 2020

By (Signature and Title)	/s/ John J. Crimmins, Treasurer & Chief Financial Officer

Date June 8, 2020